                                                     Registration Nos.333-48457
                                                                   811-04865-01

    As filed with the Securities and Exchange Commission on March 24, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

        Pre-effective Amendment No.            [ ]

        Post-Effective Amendment No.           [13]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

        Amendment No.                          [8]

                             VARIABLE ACCOUNT B OF
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          (Exact Name of Registrant)

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                                80 Pine Street
                           New York, New York 10005
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
               Depositor's Telephone Number, including Area Code

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 Pine Street
                           New York, New York 10270
        (Address of Guarantor's Principal Executive Offices) (Zip Code)

                                (212) 770-7000
               Guarantor's Telephone Number, including Area Code

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on (date) pursuant to paragraph (b)

     [X] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     NOTE

Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of including (i) two supplements to the Registration Statement and (ii) the audited restated financial statements of the Depositor.

                                    PART A

The Prospectus, as supplemented, dated May 2, 2005, is incorporated into Part A of this Post-Effective Amendment No.13 by reference to the Registrant's Post-Effective Amendment No. 10, as filed on May 2, 2005, to Registrant's Post-Effective Amendment No. 11, as filed on August 12, 2005, to Registrant's Post-Effective Amendment No. 12, as filed on October 24, 2005, and to Registrant's Rule 497(e) supplement filed on December 16, 2005 (File
No. 333-48457).

A supplement dated March 24, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment 13.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       VARIABLE ACCOUNT B ("REGISTRANT")
                            EXECUTIVE ADVANTAGE/sm/
       GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                        SUPPLEMENT DATED MARCH 24, 2006
                                 TO PROSPECTUS
                      DATED MAY 2, 2005, AS SUPPLEMENTED
           AUGUST 12, 2005, OCTOBER 24, 2005, AND DECEMBER 15, 2005

   Effective March 24, 2006, American International Life Assurance Company of New York is amending its Policy prospectus for the purposes of (i) describing a change in the availability of The Universal Institutional Funds, Inc. Money Market Portfolio and Technology Portfolio as variable investment options under the Policies due to the redemption of the two Portfolios, (ii) adding a new investment option, the Franklin Money Market Fund - Class 1, a series of the Franklin Templeton Variable Insurance Products Trust, beginning April 10, 2006, and (iii) updating the "Legal Proceedings" section of the prospectus.

   FIRST, the following is added to "Variable Investment Options" of the prospectus as the first 7 paragraphs:

   The Board of Directors of The Universal Institutional Funds, Inc. ("UIF") approved the redemption of all of the shares of the UIF Money Market Portfolio ("UIF Money Market Portfolio") and Technology Portfolio ("UIF Technology Portfolio") (UIF Money Market Portfolio and UIF Technology Portfolio collectively referred to as the "Portfolios") pursuant to the Portfolios' Articles of Incorporation. The redemption will effectively liquidate the Portfolios. The redemption is expected to occur on or about April 28, 2006.

   Effective March 24, 2006, the UIF Technology Portfolio will no longer be offered as an investment option under the Policies. Effective April 10, 2006, the UIF Money Market Portfolio will no longer be open to new investments. If any portion of your Accumulation Value is invested in the UIF Money Market Portfolio as of April 10, 2006, you may retain the investment until it is liquidated on April 28, 2006, or you may transfer the Accumulation Value into any of the other investment options offered in your Policy.

   In connection with the anticipated redemption and liquidation of the UIF Money Market Portfolio, we would be required to pay to you all of your Accumulation Value you have invested in the Portfolio. The rules of the federal Internal Revenue Code would treat this distribution to you as a surrender of the Accumulation Value. This surrender would be reportable to the Internal Revenue Service and may be taxable to you.

   Please note that we must receive instructions from you to transfer your Accumulation Value out of the UIF Money Market Portfolio prior to 3:00 p.m. Eastern Time ("ET") on Thursday, April 27, 2006 if you do not wish to have the liquidation proceeds treated as a surrender and paid to you pursuant to the redemption.

   At any time before April 27, 2006, you may transfer your Accumulation Value in the UIF Money Market Portfolio to any of the other investment options offered in your Policy. Please review your fund prospectuses for information about the other investment options. For additional fund prospectus copies, please contact our Variable Universal Life Administration Department at 1-302-594-2352.

   Your transfer of Accumulation Value out of the UIF Money Market Portfolio prior to its redemption will not count against the 12 free transfers that you are permitted to make each year.

   For a period of time after the redemption and liquidation, we may provide you with confirmations, statements and other reports that contain the names of the formerly available Portfolios.

   SECOND, as a new paragraph under "Variable Investment Options" of the prospectus, immediately following the above disclosure on the Portfolios, add:

   The Franklin Money Market Fund - Class 1 ("FT Money Market Fund - Class 1"), a new investment option, will be available beginning April 10, 2006. The FT Money Market Fund - Class 1 is a series of the Franklin Templeton Variable Insurance Products Trust. Please see the Fund prospectus for more information about this new investment option.

   THIRD, the following is added to the "Legal Proceedings" section of the prospectus:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                                    PART B

The Statement of Additional Information, as supplemented, dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 13 by reference to the Registrant's Post-Effective Amendment No. 10, as filed on May 2, 2005, Post-Effective Amendment No. 11, as filed on August 12, 2005, and
Post-Effective Amendment No. 12, as filed on October 24, 2005 (File
No. 333-48457).

A supplement dated March 24, 2006 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 13.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              VARIABLE ACCOUNT B
       GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                        SUPPLEMENT DATED MARCH 24, 2006
                    TO STATEMENT OF ADDITIONAL INFORMATION
                      DATED MAY 2, 2005, AS SUPPLEMENTED
                     AUGUST 12, 2005 AND OCTOBER 24, 2005

   Effective March 24, 2006, AI Life Assurance Company of New York ("AI Life") is amending the Statement of Additional Information ("SAI") for the sole purposes of (1) incorporating certain financial information of American International Group, Inc. ("AIG"), the parent company of AIG Life into the SAI,
(2) including the restated financial statements of AI Life and (3) including unaudited financial statements as of September 30, 2005 for the Variable Account and AI Life.

   FIRST. Beginning on page 8 of the SAI, under "Financial Statements", delete the third paragraph of the subsection titled "Incorporation of AI Financial Information" and replace it with the following new paragraph:

   We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended
December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP ("PwC"), an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   SECOND. Beginning on page 8 of the SAI, under "Financial Statements," delete the subsection titled "AI Life Financial Statements" and replace it with the following:

AI Life Financial Statements

   The restated financial statements of AI Life as of December 31, 2004 and 2003 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2004 (restated), appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

   THIRD. Beginning on page 9 of the SAI, delete the subsection titled "Index to Financial Statements" in its entirety and replace it with the following:

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AI Life that we include in this SAI as bearing on the ability of AI Life to meet its obligations under the Contracts.

   You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under the guarantee.

   All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this SAI are incorporated by reference.

I.   Variable Account B 2004 Financial Statements                        Page
                                                                       --------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm..................................................... VA-B - 1
Statement of Net Assets as of December 31, 2004....................... VA-B - 2
Statement of Operations for the year ended December 31, 2004.......... VA-B - 3
Statement of Changes in Net Assets for the years ended December 31,
  2004 and 2003 (restated)............................................ VA-B - 4
Notes to Financial Statements......................................... VA-B -15

II.   Variable Account B 2005 Interim Financial Statements               Page
                                                                       --------
Statement of Net Assets as of September 30, 2005...................... VA-B - 1
Statement of Operations for the period ended September 30, 2005....... VA-B - 2
Statement of Changes in Net Assets for the period ended September 30,
  2005 and December 31, 2004.......................................... VA-B - 3
Notes to Financial Statements......................................... VA-B -15

III.  AI Life 2004 Financial Statements (Restated)                       Page
                                                                       --------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.....................................................    2
Balance Sheets as of December 31, 2004 (Restated) and December 31,
  2003 (Restated).....................................................    3
Statements of Income for the years ended December 31, 2004
  (Restated), 2003 (Restated) and 2002 (Restated).....................    5
Statements of Shareholders' Equity for the years ended December 31,
  2004 (Restated), 2003 (Restated) and 2002 (Restated)................    6
Statements of Cash Flows for the years ended December 31, 2004
  (Restated), 2003 (Restated) and 2002 (Restated).....................    7
Statements of Comprehensive Income for the years ended December 31,
  2004 (Restated), 2003 (Restated) and 2002 (Restated)................    8
Notes to Financial Statements.........................................    9

IV. AI Life 2005 Interim Financial Statements                              Page
                                                                           ----
Balance Sheets as of September 30, 2005 (Unaudited), December 31, 2004
  (Restated) and December 31, 2003 (Restated).............................  2
Statements of Income for the period ended September 30, 2005 and 2004.....  4
Statements of Shareholders' Equity for the period ended September 30,
  2005 (Unaudited), December 31, 2004 (Restated) and December 31, 2003
  (Restated)..............................................................  5
Statements of Cash Flows for the period ended September 30, 2005 and 2004. 6 Statements of Comprehensive Income for the period ended September 30,
  2005 and 2004...........................................................  7
Notes to Financial Statements.............................................  8

V.  National Union December 31, 2004 Financial Statements (Statutory
    Basis)                                                                 Page
                                                                           ----
Report of PricewaterhouseCoopers LLP, Independent Auditors................  1
Statement of Admitted Assets, Liabilities, Capital and Surplus (Statutory
  Basis) as of December 31, 2004..........................................  3
Statement of Operations and Capital and Surplus Account (Statutory Basis)
  for the year ended December 31, 2004....................................  5
Statement of Cash Flow (Statutory Basis) for the year ended December 31,
  2004....................................................................  6
Notes to Statutory Basis Financial Statements.............................  7

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                             Variable Account B
                                              Variable Universal Life Insurance

                                                                           2005

                                                                 Interim Report

                                                             September 30, 2005
                                                                    (Unaudited)

                      American International Life Assurance Company of New York
                         A member company of American International Group, Inc.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)

                                                                        Investment       Due from (to) American
                                                                      securities - at International Life Assurance
Sub-accounts                                                            fair value        Company of New York      Net Assets
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                           $  118,420                $  -             $  118,420
AIM V.I. International Growth Fund - Series I                              113,177                   5                113,182
AllianceBernstein Global Bond Portfolio - Class A                            2,113                   -                  2,113
AllianceBernstein Global Technology Portfolio - Class A                    264,186                 (10)               264,176
AllianceBernstein Growth and Income Portfolio - Class A                    887,867                   -                887,867
AllianceBernstein Growth Portfolio - Class A                               861,423                  (1)               861,422
AllianceBernstein Large Cap Growth Portfolio - Class A                     273,932                   -                273,932
AllianceBernstein Real Estate Investment Portfolio - Class A                 8,311                 (12)                 8,299
AllianceBernstein Small Cap Growth Portfolio - Class A                     173,446                   -                173,446
AllianceBernstein Total Return Portfolio - Class A                          51,452                   1                 51,453
AllianceBernstein Utility Income Portfolio - Class A                           325                 (13)                   312
American Century VP Capital Appreciation Fund - Class I                      2,230                   -                  2,230
American Century VP Income & Growth Fund - Class I                          19,966                  (1)                19,965
Anchor Series Trust Capital Appreciation Portfolio - Class 1                 7,217                  (2)                 7,215
Anchor Series Trust Growth Portfolio - Class 1                               5,300                  (8)                 5,292
Anchor Series Trust Natural Resources Portfolio - Class 1                    3,980                 (13)                 3,967
Dreyfus Stock Index Fund, Inc. - Initial shares                          1,280,929                  (1)             1,280,928
Dreyfus VIF Small Company Stock Portfolio - Initial shares                  80,084                  (3)                80,081
Fidelity VIP Asset Manager Portfolio - Initial Class                       466,791                   7                466,798
Fidelity VIP Contrafund Portfolio - Initial Class                        2,577,992                   4              2,577,996
Fidelity VIP Growth Portfolio - Initial Class                            1,216,132                  (2)             1,216,130
Fidelity VIP High Income Portfolio - Initial Class                         198,612                   4                198,616
Fidelity VIP Investment Grade Bond Portfolio - Initial Class               118,821                  (8)               118,813
Fidelity VIP Money Market Portfolio - Initial Class                        173,077                  (1)               173,076
Fidelity VIP Overseas Portfolio - Initial Class                            137,845                  11                137,856
Franklin Templeton - Templeton Foreign Securities Fund - Class 2         1,365,872                  (3)             1,365,869
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1        6,049                   -                  6,049
JPMorgan Bond Portfolio                                                        453                   8                    461
JPMorgan Mid Cap Value Portfolio                                         1,095,529                   -              1,095,529
JPMorgan U.S. Large Cap Core Equity Portfolio                                  867                   5                    872
Mercury Value Opportunities V.I. Fund - Class I                            536,207                  (1)               536,206
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I               5,520                   -                  5,520
Neuberger Berman AMT Partners Portfolio - Class I                              701                   3                    704
Oppenheimer Global Securities Fund/VA - Non-Service Shares                  63,573                  (4)                63,569
Oppenheimer Main Street Fund/VA - Non-Service Shares                        28,791                   -                 28,791
PIMCO VIT High Yield Portfolio - Administrative Class                      227,096                 (18)               227,078
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class       808,925                  (2)               808,923
SunAmerica - Aggressive Growth Portfolio - Class 1                             699                   6                    705
SunAmerica - SunAmerica Balanced Portfolio - Class 1                         5,398                   -                  5,398
SunAmerica Alliance Growth Portfolio                                        10,450                   2                 10,452
SunAmerica Global Bond Portfolio                                             3,904                  (7)                 3,897
SunAmerica Growth-Income Portfolio                                          24,325                  (2)                24,323
SunAmerica MFS Mid-Cap Growth Portfolio                                      8,601                  (1)                 8,600
UIF Money Market Portfolio - Class I                                       248,363                 362                248,725
Van Eck Worldwide Emerging Markets Fund                                     87,303                   1                 87,304
Van Eck Worldwide Hard Assets Fund                                          93,964                   -                 93,964

                            See accompanying notes.

                                   VA B - 1

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2005
(Unaudited)

                                     A           B            A+B=C           D              E             F
                                 --------- -------------- ------------- -------------- ------------- --------------
                                           Mortality and                                             Net change in
                                 Dividends  expense risk                               Capital gain    unrealized
                                   from         and            Net       Net realized  distributions  appreciation
                                  mutual   administrative  investment   gain (loss) on  from mutual  (depreciation)
Sub-accounts                       funds      charges     income (loss)  investments       funds     of investments
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund - Series I                 $     -     $   (731)      $  (731)      $ (3,776)      $     -       $ 10,238
AIM V.I. International Growth
  Fund - Series I                       -         (711)         (711)          (167)            -         11,659
AllianceBernstein Global Bond
  Portfolio - Class A                 182          (38)          144            512            23         (1,154)
AllianceBernstein Global
  Technology Portfolio - Class
  A                                     -       (1,686)       (1,686)       (20,029)            -         18,765
AllianceBernstein Growth and
  Income Portfolio - Class A       13,244       (6,049)        7,195          8,614             -         (4,860)
AllianceBernstein Growth
  Portfolio - Class A                   -       (5,621)       (5,621)       (52,971)            -        104,291
AllianceBernstein Large Cap
  Growth Portfolio - Class A            -       (1,668)       (1,668)       (12,479)            -         31,883
AllianceBernstein Real Estate
  Investment Portfolio - Class
  A                                    83          (22)           61            167           264           (407)
AllianceBernstein Small Cap
  Growth Portfolio - Class A            -       (1,102)       (1,102)           (38)            -          2,827
AllianceBernstein Total Return
  Portfolio - Class A               1,628         (407)        1,221            570             -           (685)
AllianceBernstein Utility
  Income Portfolio - Class A            5           (1)            4              5             -             38
American Century VP Capital
  Appreciation Fund - Class I           -          (11)          (11)            40             -            257
American Century VP
  Income & Growth Fund -
  Class I                             389         (109)          280            195             -            261
Anchor Series Trust Capital
  Appreciation Portfolio -
  Class 1                              21          (31)          (10)           673             -           (387)
Anchor Series Trust Growth
  Portfolio - Class 1                  46          (21)           25            339           193           (387)
Anchor Series Trust Natural
  Resources Portfolio - Class 1        17          (15)            2            347           159            588
Dreyfus Stock Index Fund, Inc.
  - Initial shares                 14,629       (8,342)        6,287          1,630             -         16,144
Dreyfus VIF Small Company
  Stock Portfolio - Initial
  shares                                -         (568)         (568)         4,345         4,286         (7,071)
Fidelity VIP Asset Manager
  Portfolio - Initial Class        12,402       (3,120)        9,282         (7,553)          159          1,576
Fidelity VIP Contrafund
  Portfolio - Initial Class         7,269      (14,036)       (6,767)        40,084           454        244,588
Fidelity VIP Growth Portfolio -
  Initial Class                     6,433       (8,496)       (2,063)       (72,461)            -         94,095
Fidelity VIP High Income
  Portfolio - Initial Class        15,621       (1,374)       14,247         (9,642)            -         (3,124)
Fidelity VIP Investment Grade
  Bond Portfolio - Initial Class    4,148         (783)        3,365            200         2,506         (4,990)
Fidelity VIP Money Market
  Portfolio - Initial Class         3,712       (1,231)        2,481              -             -              -
Fidelity VIP Overseas Portfolio
  - Initial Class                     945         (931)           14         (3,522)          739         14,444
Franklin Templeton -
  Templeton Foreign Securities
  Fund - Class 2                   15,569       (7,469)        8,100         22,166             -         60,569
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 1           211          (30)          181            101             -           (180)
JPMorgan Bond Portfolio                14           (3)           11              2             7            (12)
JPMorgan Mid Cap Value
  Portfolio                         2,063       (6,118)       (4,055)        20,508        15,254         46,600
JPMorgan U.S. Large Cap Core
  Equity Portfolio                     11           (5)            6             36             -            (36)
Mercury Value Opportunities
  V.I. Fund - Class I                   -       (2,879)       (2,879)         3,705         9,802         24,764
Neuberger Berman AMT
  Limited Maturity Bond
  Portfolio - Class I                   -          (26)          (26)           (13)            -             54
Neuberger Berman AMT
  Partners Portfolio - Class I          -           (3)           (3)            49             -             55
Oppenheimer Global Securities
  Fund/VA - Non-Service
  Shares                              606         (317)          289          8,508             -         (3,618)
Oppenheimer Main Street Fund/
  VA - Non-Service Shares             385         (159)          226            308             -            286
PIMCO VIT High Yield
  Portfolio - Administrative
  Class                            11,339       (1,303)       10,036            749             -         (5,525)
PIMCO VIT Long-Term U.S.
  Government Portfolio -
  Administrative Class             21,298       (4,695)       16,603          2,158             -          8,683
SunAmerica - Aggressive
  Growth Portfolio - Class 1            -           (3)           (3)             -             -             53
SunAmerica - SunAmerica
  Balanced Portfolio - Class 1          -          (27)          (27)           (15)            -             60
SunAmerica Alliance Growth
  Portfolio                             -          (67)          (67)           (96)            -          1,147
SunAmerica Global Bond
  Portfolio                             -          (16)          (16)            79             -             32
SunAmerica Growth-Income
  Portfolio                             -         (149)         (149)           769             -              -
SunAmerica MFS Mid-Cap
  Growth Portfolio                      -          (45)          (45)           151             -            (33)
UIF Money Market Portfolio -
  Class I                           4,218       (1,439)        2,779              -             -              -
Van Eck Worldwide Emerging
  Markets Fund                        577         (503)           74            263             -         15,421
Van Eck Worldwide Hard
  Assets Fund                         251         (502)         (251)         1,905             -         27,311

                                    C+D+E+F
                                 --------------
                                    Increase
                                 (decrease) in
                                   net assets
                                 resulting from
Sub-accounts                       operations
-----------------------------------------------
AIM V.I. Capital Appreciation
  Fund - Series I                   $  5,731
AIM V.I. International Growth
  Fund - Series I                     10,781
AllianceBernstein Global Bond
  Portfolio - Class A                   (475)
AllianceBernstein Global
  Technology Portfolio - Class
  A                                   (2,950)
AllianceBernstein Growth and
  Income Portfolio - Class A          10,949
AllianceBernstein Growth
  Portfolio - Class A                 45,699
AllianceBernstein Large Cap
  Growth Portfolio - Class A          17,736
AllianceBernstein Real Estate
  Investment Portfolio - Class
  A                                       85
AllianceBernstein Small Cap
  Growth Portfolio - Class A           1,687
AllianceBernstein Total Return
  Portfolio - Class A                  1,106
AllianceBernstein Utility
  Income Portfolio - Class A              47
American Century VP Capital
  Appreciation Fund - Class I            286
American Century VP
  Income & Growth Fund -
  Class I                                736
Anchor Series Trust Capital
  Appreciation Portfolio -
  Class 1                                276
Anchor Series Trust Growth
  Portfolio - Class 1                    170
Anchor Series Trust Natural
  Resources Portfolio - Class 1        1,096
Dreyfus Stock Index Fund, Inc.
  - Initial shares                    24,061
Dreyfus VIF Small Company
  Stock Portfolio - Initial
  shares                                 992
Fidelity VIP Asset Manager
  Portfolio - Initial Class            3,464
Fidelity VIP Contrafund
  Portfolio - Initial Class          278,359
Fidelity VIP Growth Portfolio -
  Initial Class                       19,571
Fidelity VIP High Income
  Portfolio - Initial Class            1,481
Fidelity VIP Investment Grade
  Bond Portfolio - Initial Class       1,081
Fidelity VIP Money Market
  Portfolio - Initial Class            2,481
Fidelity VIP Overseas Portfolio
  - Initial Class                     11,675
Franklin Templeton -
  Templeton Foreign Securities
  Fund - Class 2                      90,835
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 1              102
JPMorgan Bond Portfolio                    8
JPMorgan Mid Cap Value
  Portfolio                           78,307
JPMorgan U.S. Large Cap Core
  Equity Portfolio                         6
Mercury Value Opportunities
  V.I. Fund - Class I                 35,392
Neuberger Berman AMT
  Limited Maturity Bond
  Portfolio - Class I                     15
Neuberger Berman AMT
  Partners Portfolio - Class I           101
Oppenheimer Global Securities
  Fund/VA - Non-Service
  Shares                               5,179
Oppenheimer Main Street Fund/
  VA - Non-Service Shares                820
PIMCO VIT High Yield
  Portfolio - Administrative
  Class                                5,260
PIMCO VIT Long-Term U.S.
  Government Portfolio -
  Administrative Class                27,444
SunAmerica - Aggressive
  Growth Portfolio - Class 1              50
SunAmerica - SunAmerica
  Balanced Portfolio - Class 1            18
SunAmerica Alliance Growth
  Portfolio                              984
SunAmerica Global Bond
  Portfolio                               95
SunAmerica Growth-Income
  Portfolio                              620
SunAmerica MFS Mid-Cap
  Growth Portfolio                        73
UIF Money Market Portfolio -
  Class I                              2,779
Van Eck Worldwide Emerging
  Markets Fund                        15,758
Van Eck Worldwide Hard
  Assets Fund                         28,965

                            See accompanying notes.

                                   VA B - 2

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                       Sub-accounts
                                                           -------------------------------------------------------------------
                                                                              AIM V.I.    AllianceBernstein
                                                           AIM V.I. Capital International    Global Bond     AllianceBernstein
                                                             Appreciation    Growth Fund     Portfolio -     Global Technology
                                                           Fund - Series I   - Series I        Class A      Portfolio - Class A
                                                           ---------------- ------------- ----------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                $   (731)      $   (711)       $    144           $ (1,686)
   Net realized gain (loss) on investments                       (3,776)          (167)            512            (20,029)
   Capital gain distributions from mutual funds                       -              -              23                  -
   Net change in unrealized appreciation
     (depreciation) of investments                               10,238         11,659          (1,154)            18,765
                                                               --------       --------        --------           --------
Increase (decrease) in net assets resulting from
  operations                                                      5,731         10,781            (475)            (2,950)
                                                               --------       --------        --------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                           17,537          7,185         (12,231)            42,724
   Administrative charges                                             -              -               -                  -
   Cost of insurance                                            (10,683)        (6,854)           (194)           (18,510)
   Policy loans                                                     (20)           (20)              -             (4,754)
   Death benefits                                                     -         (1,005)              -               (920)
   Withdrawals                                                   (2,770)        (1,988)              -            (14,832)
                                                               --------       --------        --------           --------
Increase (decrease) in net assets resulting from principal
  transactions                                                    4,064         (2,682)        (12,425)             3,708
                                                               --------       --------        --------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           9,795          8,099         (12,900)               758

NET ASSETS:
   Beginning of year                                            108,625        105,083          15,013            263,418
                                                               --------       --------        --------           --------
   End of year                                                 $118,420       $113,182        $  2,113           $264,176
                                                               ========       ========        ========           ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $   (861)      $   (275)       $    669           $ (2,288)
   Net realized gain (loss) on investments                       (3,575)        (5,034)             25            (38,108)
   Capital gain distributions from mutual funds                       -              -             278                  -
   Net change in unrealized appreciation
     (depreciation) of investments                               10,341         25,172             225             49,351
                                                               --------       --------        --------           --------
Increase (decrease) in net assets resulting from
  operations                                                      5,905         19,863           1,197              8,955
                                                               --------       --------        --------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                           29,341         11,271             533             57,050
   Administrative charges                                             -              -               -                  -
   Cost of insurance                                            (13,967)        (9,063)           (687)           (30,814)
   Policy loans                                                  (1,449)        (1,872)              -            (10,893)
   Death benefits                                                     -        (12,839)              -            (12,577)
   Withdrawals                                                     (472)        (1,535)              -            (12,585)
                                                               --------       --------        --------           --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   13,453        (14,038)           (154)            (9,819)
                                                               --------       --------        --------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          19,358          5,825           1,043               (864)

NET ASSETS:
   Beginning of year                                             89,267         99,258          13,970            264,282
                                                               --------       --------        --------           --------
   End of year                                                 $108,625       $105,083        $ 15,013           $263,418
                                                               ========       ========        ========           ========

                            See accompanying notes.

                                   VA B - 3

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 ---------------------------------------------------------------------------
                                                 AllianceBernstein                     AllianceBernstein   AllianceBernstein
                                                     Growth and     AllianceBernstein      Large Cap          Real Estate
                                                 Income Portfolio - Growth Portfolio - Growth Portfolio -     Investment
                                                      Class A            Class A            Class A       Portfolio - Class A
                                                 ------------------ ------------------ ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $  7,195          $  (5,621)          $ (1,668)           $   61
   Net realized gain (loss) on investments               8,614            (52,971)           (12,479)              167
   Capital gain distributions from mutual funds              -                  -                  -               264
   Net change in unrealized appreciation
     (depreciation) of investments                      (4,860)           104,291             31,883              (407)
                                                      --------          ---------           --------            ------
Increase (decrease) in net assets resulting from
  operations                                            10,949             45,699             17,736                85
                                                      --------          ---------           --------            ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  79,676             95,780             37,831             5,974
   Administrative charges                                    -                  -                  -                 -
   Cost of insurance                                   (49,124)           (51,885)           (18,172)             (417)
   Policy loans                                        (10,425)           (10,024)            (3,061)                -
   Death benefits                                            -               (990)                 -                 -
   Withdrawals                                         (59,459)          (108,231)           (10,864)              (45)
                                                      --------          ---------           --------            ------
Increase (decrease) in net assets resulting from
  principal transactions                               (39,332)           (75,350)             5,734             5,512
                                                      --------          ---------           --------            ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (28,383)           (29,651)            23,470             5,597

NET ASSETS:
   Beginning of year                                   916,250            891,073            250,462             2,702
                                                      --------          ---------           --------            ------
   End of year                                        $887,867          $ 861,422           $273,932            $8,299
                                                      ========          =========           ========            ======
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss)                       $    (70)         $  (7,190)          $ (2,167)           $   38
   Net realized gain (loss) on investments                 555            (35,741)           (21,606)               95
   Capital gain distributions from mutual funds              -                  -                  -                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      85,173            146,998             39,974               596
                                                      --------          ---------           --------            ------
Increase (decrease) in net assets resulting from
  operations                                            85,658            104,067             16,201               729
                                                      --------          ---------           --------            ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 102,258            165,863             49,849                24
   Administrative charges                                    -                  -                  -                 -
   Cost of insurance                                   (64,710)           (78,925)           (24,299)             (323)
   Policy loans                                        (12,115)           (27,517)           (10,330)                -
   Death benefits                                            -                  -            (17,170)                -
   Withdrawals                                          (3,474)           (11,219)           (11,634)                -
                                                      --------          ---------           --------            ------
Increase (decrease) in net assets resulting from
  principal transactions                                21,959             48,202            (13,584)             (299)
                                                      --------          ---------           --------            ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                107,617            152,269              2,617               430

NET ASSETS:
   Beginning of year                                   808,633            738,804            247,845             2,272
                                                      --------          ---------           --------            ------
   End of year                                        $916,250          $ 891,073           $250,462            $2,702
                                                      ========          =========           ========            ======

                            See accompanying notes.

                                   VA B - 4

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                 Sub-accounts
                                                 ---------------------------------------------------------------------------
                                                 AllianceBernstein                                          American Century
                                                     Small Cap       AllianceBernstein   AllianceBernstein     VP Capital
                                                 Growth Portfolio -    Total Return       Utility Income    Appreciation Fund
                                                      Class A       Portfolio - Class A Portfolio - Class A     - Class I
                                                 ------------------ ------------------- ------------------- -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                       $ (1,102)          $  1,221              $  4              $  (11)
   Net realized gain (loss) on investments                 (38)               570                 5                  40
   Capital gain distributions from mutual funds              -                  -                 -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                       2,827               (685)               38                 257
                                                      --------           --------              ----              ------
Increase (decrease) in net assets resulting from
  operations                                             1,687              1,106                47                 286
                                                      --------           --------              ----              ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  12,685              5,193                87                (421)
   Administrative charges                                    -                  -                 -                   -
   Cost of insurance                                    (6,082)            (3,433)              (58)               (165)
   Policy loans                                         (1,800)                 -                 -                   -
   Death benefits                                            -                  -                 -                   -
   Withdrawals                                          (2,346)           (13,511)                -                   -
                                                      --------           --------              ----              ------
Increase (decrease) in net assets resulting from
  principal transactions                                 2,457            (11,751)               29                (586)
                                                      --------           --------              ----              ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,144            (10,645)               76                (300)

NET ASSETS:
   Beginning of year                                   169,302             62,098               236               2,530
                                                      --------           --------              ----              ------
   End of year                                        $173,446           $ 51,453              $312              $2,230
                                                      ========           ========              ====              ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $ (1,347)          $    915              $  1              $  (17)
   Net realized gain (loss) on investments                (632)              (283)                1                  (2)
   Capital gain distributions from mutual funds              -                  -                 -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      21,589              4,137                15                 204
                                                      --------           --------              ----              ------
Increase (decrease) in net assets resulting from
  operations                                            19,610              4,769                17                 185
                                                      --------           --------              ----              ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  20,257              7,678               205                 571
   Administrative charges                                    -                  -                 -                   -
   Cost of insurance                                    (8,983)            (4,423)              (16)               (383)
   Policy loans                                           (241)            (1,249)                -                   -
   Death benefits                                            -                  -                 -                   -
   Withdrawals                                          (1,705)           (10,050)                -                   -
                                                      --------           --------              ----              ------
Increase (decrease) in net assets resulting from
  principal transactions                                 9,328             (8,044)              189                 188
                                                      --------           --------              ----              ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 28,938             (3,275)              206                 373

NET ASSETS:
   Beginning of year                                   140,364             65,373                30               2,157
                                                      --------           --------              ----              ------
   End of year                                        $169,302           $ 62,098              $236              $2,530
                                                      ========           ========              ====              ======

                            See accompanying notes.

                                   VA B - 5

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                              Sub-accounts
                                                 ---------------------------------------------------------------------
                                                 American Century    Anchor Series    Anchor Series    Anchor Series
                                                   VP Income &       Trust Capital    Trust Growth     Trust Natural
                                                  Growth Fund -      Appreciation      Portfolio -       Resources
                                                     Class I      Portfolio - Class 1    Class 1    Portfolio - Class 1
                                                 ---------------- ------------------- ------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $   280            $   (10)         $    25          $     2
   Net realized gain (loss) on investments               195                673              339              347
   Capital gain distributions from mutual funds            -                  -              193              159
   Net change in unrealized appreciation
     (depreciation) of investments                       261               (387)            (387)             588
                                                     -------            -------          -------          -------
Increase (decrease) in net assets resulting from
  operations                                             736                276              170            1,096
                                                     -------            -------          -------          -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   451              1,923            1,454              686
   Administrative charges                                  -                  -                -                -
   Cost of insurance                                  (1,235)              (358)              (1)            (130)
   Policy loans                                            -              1,179            1,179              393
   Death benefits                                          -                  -                -                -
   Withdrawals                                             -                  -                -                -
                                                     -------            -------          -------          -------
Increase (decrease) in net assets resulting from
  principal transactions                                (784)             2,744            2,632              949
                                                     -------            -------          -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (48)             3,020            2,802            2,045

NET ASSETS:
   Beginning of year                                  20,013              4,195            2,490            1,922
                                                     -------            -------          -------          -------
   End of year                                       $19,965            $ 7,215          $ 5,292          $ 3,967
                                                     =======            =======          =======          =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   126            $   (32)         $    (6)         $    (2)
   Net realized gain (loss) on investments               114              1,317            1,150              628
   Capital gain distributions from mutual funds            -                  -                -               48
   Net change in unrealized appreciation
     (depreciation) of investments                     1,954               (920)            (909)            (350)
                                                     -------            -------          -------          -------
Increase (decrease) in net assets resulting from
  operations                                           2,194                365              235              324
                                                     -------            -------          -------          -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   662              2,246            1,756            1,005
   Administrative charges                                  -                  -                -                -
   Cost of insurance                                  (1,554)              (468)               -              (74)
   Policy loans                                            -             (4,387)          (4,253)          (1,918)
   Death benefits                                          -                  -                -                -
   Withdrawals                                             -                  -                -                -
                                                     -------            -------          -------          -------
Increase (decrease) in net assets resulting from
  principal transactions                                (892)            (2,609)          (2,497)            (987)
                                                     -------            -------          -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,302             (2,244)          (2,262)            (663)

NET ASSETS:
   Beginning of year                                  18,711              6,439            4,752            2,585
                                                     -------            -------          -------          -------
   End of year                                       $20,013            $ 4,195          $ 2,490          $ 1,922
                                                     =======            =======          =======          =======

                            See accompanying notes.

                                   VA B - 6

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                  Sub-accounts
                                                 -----------------------------------------------------------------------------
                                                                     Dreyfus VIF Small     Fidelity VIP        Fidelity VIP
                                                   Dreyfus Stock       Company Stock       Asset Manager        Contrafund
                                                 Index Fund, Inc. - Portfolio - Initial Portfolio - Initial Portfolio - Initial
                                                   Initial shares         shares               Class               Class
                                                 ------------------ ------------------- ------------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $    6,287          $   (568)           $  9,282           $   (6,767)
   Net realized gain (loss) on investments                1,630             4,345              (7,553)              40,084
   Capital gain distributions from mutual funds               -             4,286                 159                  454
   Net change in unrealized appreciation
     (depreciation) of investments                       16,144            (7,071)              1,576              244,588
                                                     ----------          --------            --------           ----------
Increase (decrease) in net assets resulting from
  operations                                             24,061               992               3,464              278,359
                                                     ----------          --------            --------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  156,314            15,669              58,677               50,887
   Administrative charges                                     -                 -                   -               (2,521)
   Cost of insurance                                    (70,603)           (6,875)            (31,378)            (171,733)
   Policy loans                                         (33,605)           (5,776)            (16,507)              (3,007)
   Death benefits                                        (2,044)           (9,977)             (3,067)                   -
   Withdrawals                                          (71,914)             (862)            (15,144)             (17,803)
                                                     ----------          --------            --------           ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (21,852)           (7,821)             (7,419)            (144,177)
                                                     ----------          --------            --------           ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                  2,209            (6,829)             (3,955)             134,182

NET ASSETS:
   Beginning of year                                  1,278,719            86,910             470,753            2,443,814
                                                     ----------          --------            --------           ----------
   End of year                                       $1,280,928          $ 80,081            $466,798           $2,577,996
                                                     ==========          ========            ========           ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   11,209          $   (766)           $  8,325           $   (9,374)
   Net realized gain (loss) on investments              (13,840)            4,027             (11,764)              20,931
   Capital gain distributions from mutual funds               -             5,170                   -                    -
   Net change in unrealized appreciation
     (depreciation) of investments                      114,140             3,378              23,798              296,224
                                                     ----------          --------            --------           ----------
Increase (decrease) in net assets resulting from
  operations                                            111,509            11,809              20,359              307,781
                                                     ----------          --------            --------           ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  211,723            14,717              72,710              309,626
   Administrative charges                                     -                 -                   -               (3,098)
   Cost of insurance                                   (100,218)          (10,084)            (41,983)            (202,314)
   Policy loans                                         (37,132)            3,538             (33,622)               1,676
   Death benefits                                             -           (20,610)                  -              (43,837)
   Withdrawals                                          (24,015)                -             (13,273)              (1,492)
                                                     ----------          --------            --------           ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 50,358           (12,439)            (16,168)              60,561
                                                     ----------          --------            --------           ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                                161,867              (630)              4,191              368,342

NET ASSETS:
   Beginning of year                                  1,116,852            87,540             466,562            2,075,472
                                                     ----------          --------            --------           ----------
   End of year                                       $1,278,719          $ 86,910            $470,753           $2,443,814
                                                     ==========          ========            ========           ==========

                            See accompanying notes.

                                   VA B - 7

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                               Sub-accounts
                                                 ------------------------------------------------------------------------
                                                                                         Fidelity VIP
                                                    Fidelity VIP    Fidelity VIP High  Investment Grade Fidelity VIP Money
                                                 Growth Portfolio - Income Portfolio - Bond Portfolio - Market Portfolio -
                                                   Initial Class      Initial Class     Initial Class     Initial Class
                                                 ------------------ ------------------ ---------------- ------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                      $   (2,063)         $ 14,247          $  3,365          $  2,481
   Net realized gain (loss) on investments              (72,461)           (9,642)              200                 -
   Capital gain distributions from mutual funds               -                 -             2,506                 -
   Net change in unrealized appreciation
     (depreciation) of investments                       94,095            (3,124)           (4,990)                -
                                                     ----------          --------          --------          --------
Increase (decrease) in net assets resulting from
  operations                                             19,571             1,481             1,081             2,481
                                                     ----------          --------          --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  117,041            20,819            18,522            11,648
   Administrative charges                                     -                 -                 -                 -
   Cost of insurance                                    (68,267)           (9,745)           (7,051)          (16,904)
   Policy loans                                         (17,610)          (12,284)              (25)           (1,885)
   Death benefits                                        (1,638)                -                 -                 -
   Withdrawals                                         (164,142)          (11,683)           (2,292)          (60,280)
                                                     ----------          --------          --------          --------
Increase (decrease) in net assets resulting from
  principal transactions                               (134,616)          (12,893)            9,154           (67,421)
                                                     ----------          --------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (115,045)          (11,412)           10,235           (64,940)

NET ASSETS:
   Beginning of year                                  1,331,175           210,028           108,578           238,016
                                                     ----------          --------          --------          --------
   End of year                                       $1,216,130          $198,616          $118,813          $173,076
                                                     ==========          ========          ========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (8,602)         $ 14,388          $  3,239          $    728
   Net realized gain (loss) on investments              (65,599)           (5,746)              549                 -
   Capital gain distributions from mutual funds               -                 -             3,001                 -
   Net change in unrealized appreciation
     (depreciation) of investments                      102,122             8,053            (3,168)                -
                                                     ----------          --------          --------          --------
Increase (decrease) in net assets resulting from
  operations                                             27,921            16,695             3,621               728
                                                     ----------          --------          --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  193,578            25,321            11,567            53,964
   Administrative charges                                     -                 -                 -                 -
   Cost of insurance                                    (98,930)          (13,148)           (8,244)          (31,005)
   Policy loans                                         (53,482)           (6,678)           (1,378)           (1,711)
   Death benefits                                       (18,366)                -                 -                 -
   Withdrawals                                          (76,212)           (7,457)             (314)          (49,769)
                                                     ----------          --------          --------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                (53,412)           (1,962)            1,631           (28,521)
                                                     ----------          --------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (25,491)           14,733             5,252           (27,793)

NET ASSETS:
   Beginning of year                                  1,356,666           195,295           103,326           265,809
                                                     ----------          --------          --------          --------
   End of year                                       $1,331,175          $210,028          $108,578          $238,016
                                                     ==========          ========          ========          ========

                            See accompanying notes.

                                   VA B - 8

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                        Sub-accounts
                                                            --------------------------------------------------------------------
                                                            Fidelity VIP  Franklin Templeton - Franklin Templeton -
                                                              Overseas     Templeton Foreign     Templeton Global
                                                             Portfolio -   Securities Fund -     Asset Allocation   JPMorgan Bond
                                                            Initial Class       Class 2           Fund - Class 1      Portfolio
                                                            ------------- -------------------- -------------------- -------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                               $     14         $    8,100             $  181            $  11
   Net realized gain (loss) on investments                      (3,522)            22,166                101                2
   Capital gain distributions from mutual funds                    739                  -                  -                7
   Net change in unrealized appreciation (depreciation) of
     investments                                                14,444             60,569               (180)             (12)
                                                              --------         ----------             ------            -----
Increase (decrease) in net assets resulting from operations     11,675             90,835                102                8
                                                              --------         ----------             ------            -----
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts
     or fixed rate option                                       15,365                 (2)             1,189              107
   Administrative charges                                            -             (1,608)                 -                -
   Cost of insurance                                            (7,859)           (91,427)              (670)             (32)
   Policy loans                                                   (862)                 -                  -                -
   Death benefits                                               (9,978)                 -                  -                -
   Withdrawals                                                 (11,981)                 -                  -             (219)
                                                              --------         ----------             ------            -----
Increase (decrease) in net assets resulting from principal
  transactions                                                 (15,315)           (93,037)               519             (144)
                                                              --------         ----------             ------            -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (3,640)            (2,202)               621             (136)

NET ASSETS:
   Beginning of year                                           141,496          1,368,071              5,428              597
                                                              --------         ----------             ------            -----
   End of year                                                $137,856         $1,365,869             $6,049            $ 461
                                                              ========         ==========             ======            =====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $    260         $    3,324             $   72            $  21
   Net realized gain (loss) on investments                      (2,356)            15,156                 83               (1)
   Capital gain distributions from mutual funds                      -                  -                  -               14
   Net change in unrealized appreciation (depreciation) of
     investments                                                18,528            188,511                570              (12)
                                                              --------         ----------             ------            -----
Increase (decrease) in net assets resulting from operations     16,432            206,991                725               22
                                                              --------         ----------             ------            -----
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts
     or fixed rate option                                       20,582            147,273              2,457              247
   Administrative charges                                            -             (1,978)                 -                -
   Cost of insurance                                           (12,277)          (107,324)              (818)            (312)
   Policy loans                                                  2,232                  -                  -                -
   Death benefits                                                    -             (7,894)                 -                -
   Withdrawals                                                  (6,082)                 -                  -                -
                                                              --------         ----------             ------            -----
Increase (decrease) in net assets resulting from principal
  transactions                                                   4,455             30,077              1,639              (65)
                                                              --------         ----------             ------            -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         20,887            237,068              2,364              (43)

NET ASSETS:
   Beginning of year                                           120,609          1,131,003              3,064              640
                                                              --------         ----------             ------            -----
   End of year                                                $141,496         $1,368,071             $5,428            $ 597
                                                              ========         ==========             ======            =====

                            See accompanying notes.

                                   VA B - 9

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                      Sub-accounts
                                                            ----------------------------------------------------------------
                                                                         JPMorgan U.S.                     Neuberger Berman
                                                            JPMorgan Mid   Large Cap     Mercury Value        AMT Limited
                                                             Cap Value    Core Equity  Opportunities V.I.    Maturity Bond
                                                             Portfolio     Portfolio     Fund - Class I   Portfolio - Class I
                                                            ------------ ------------- ------------------ -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                              $   (4,055)     $   6          $ (2,879)           $  (26)
   Net realized gain (loss) on investments                       20,508         36             3,705               (13)
   Capital gain distributions from mutual funds                  15,254          -             9,802                 -
   Net change in unrealized appreciation (depreciation) of
     investments                                                 46,600        (36)           24,764                54
                                                             ----------      -----          --------            ------
Increase (decrease) in net assets resulting from operations      78,307          6            35,392                15
                                                             ----------      -----          --------            ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts
     or fixed rate option                                            (3)       377                 -             1,795
   Administrative charges                                        (1,319)         -              (618)                -
   Cost of insurance                                            (75,166)      (336)          (35,217)             (692)
   Policy loans                                                       -          -                 -                 -
   Death benefits                                                     -          -                 -                 -
   Withdrawals                                                        -          -                 -                 -
                                                             ----------      -----          --------            ------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (76,488)        41           (35,835)            1,103
                                                             ----------      -----          --------            ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           1,819         47              (443)            1,118

NET ASSETS:
   Beginning of year                                          1,093,710        825           536,649             4,402
                                                             ----------      -----          --------            ------
   End of year                                               $1,095,529      $ 872          $536,206            $5,520
                                                             ==========      =====          ========            ======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $   (4,326)     $  (1)         $ (3,516)           $  136
   Net realized gain (loss) on investments                       13,565         (1)            6,807                (6)
   Capital gain distributions from mutual funds                   4,705          -            59,549                 -
   Net change in unrealized appreciation (depreciation) of
     investments                                                167,275         72             4,837              (122)
                                                             ----------      -----          --------            ------
Increase (decrease) in net assets resulting from operations     181,219         70            67,677                 8
                                                             ----------      -----          --------            ------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts
     or fixed rate option                                       117,772        501            58,806             3,669
   Administrative charges                                        (1,596)         -              (798)                -
   Cost of insurance                                            (86,607)      (437)          (43,092)             (870)
   Policy loans                                                       -          -                 -                 -
   Death benefits                                                (6,369)         -            (3,134)                -
   Withdrawals                                                        -          -                 -                 -
                                                             ----------      -----          --------            ------
Increase (decrease) in net assets resulting from principal
  transactions                                                   23,200         64            11,782             2,799
                                                             ----------      -----          --------            ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         204,419        134            79,459             2,807

NET ASSETS:
   Beginning of year                                            889,291        691           457,190             1,595
                                                             ----------      -----          --------            ------
   End of year                                               $1,093,710      $ 825          $536,649            $4,402
                                                             ==========      =====          ========            ======

                            See accompanying notes.

                                   VA B - 10

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                Sub-accounts
                                                 -------------------------------------------------------------------------
                                                                        Oppenheimer       Oppenheimer      PIMCO VIT High
                                                  Neuberger Berman   Global Securities    Main Street     Yield Portfolio -
                                                    AMT Partners      Fund/VA - Non-       Fund/VA -       Administrative
                                                 Portfolio - Class I  Service Shares   Non-Service Shares       Class
                                                 ------------------- ----------------- ------------------ -----------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                         $  (3)            $   289           $   226           $ 10,036
   Net realized gain (loss) on investments                 49               8,508               308                749
   Capital gain distributions from mutual funds             -                   -                 -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                         55              (3,618)              286             (5,525)
                                                        -----             -------           -------           --------
Increase (decrease) in net assets resulting from
  operations                                              101               5,179               820              5,260
                                                        -----             -------           -------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    250              13,103               114                  -
   Administrative charges                                   -                   -                 -               (279)
   Cost of insurance                                     (253)             (1,930)           (2,014)           (15,923)
   Policy loans                                             -                 393                 -                  -
   Death benefits                                           -                   -                 -                  -
   Withdrawals                                              -                   -                 -                  -
                                                        -----             -------           -------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                   (3)             11,566            (1,900)           (16,202)
                                                        -----             -------           -------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    98              16,745            (1,080)           (10,942)

NET ASSETS:
   Beginning of year                                      606              46,824            29,871            238,020
                                                        -----             -------           -------           --------
   End of year                                          $ 704             $63,569           $28,791           $227,078
                                                        =====             =======           =======           ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $  (4)            $    74           $    29           $ 12,472
   Net realized gain (loss) on investments                 17               2,221               135                543
   Capital gain distributions from mutual funds             -                   -                 -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                         86               4,792             2,238              5,258
                                                        -----             -------           -------           --------
Increase (decrease) in net assets resulting from
  operations                                               99               7,087             2,402             18,273
                                                        -----             -------           -------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    332              13,135             1,140             29,484
   Administrative charges                                   -                   -                 -               (361)
   Cost of insurance                                     (304)             (2,385)           (2,785)           (19,598)
   Policy loans                                             -              (1,558)                -                  -
   Death benefits                                           -                   -                 -             (1,453)
   Withdrawals                                              -                   -                 -                  -
                                                        -----             -------           -------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                   28               9,192            (1,645)             8,072
                                                        -----             -------           -------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   127              16,279               757             26,345
NET ASSETS:
   Beginning of year                                      479              30,545            29,114            211,675
                                                        -----             -------           -------           --------
   End of year                                          $ 606             $46,824           $29,871           $238,020
                                                        =====             =======           =======           ========

                            See accompanying notes.

                                   VA B - 11

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                              Sub-accounts
                                                 ----------------------------------------------------------------------
                                                   PIMCO VIT
                                                 Long-Term U.S.
                                                   Government                           SunAmerica -
                                                  Portfolio -      SunAmerica -          SunAmerica        SunAmerica
                                                 Administrative  Aggressive Growth  Balanced Portfolio - Alliance Growth
                                                     Class      Portfolio - Class 1       Class 1           Portfolio
                                                 -------------- ------------------- -------------------- ---------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                     $ 16,603           $  (3)              $  (27)           $   (67)
   Net realized gain (loss) on investments             2,158               -                  (15)               (96)
   Capital gain distributions from mutual funds            -               -                    -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                     8,683              53                   60              1,147
                                                    --------           -----               ------            -------
Increase (decrease) in net assets resulting from
  operations                                          27,444              50                   18                984
                                                    --------           -----               ------            -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    (1)            106                1,192             (2,804)
   Administrative charges                             (1,013)              -                    -                  -
   Cost of insurance                                 (57,394)            (73)                (590)            (1,215)
   Policy loans                                            -               -                    -                  -
   Death benefits                                          -               -                    -                  -
   Withdrawals                                             -               -                    -                  -
                                                    --------           -----               ------            -------
Increase (decrease) in net assets resulting from
  principal transactions                             (58,408)             33                  602             (4,019)
                                                    --------           -----               ------            -------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (30,964)             83                  620             (3,035)

NET ASSETS:
   Beginning of year                                 839,887             622                4,778             13,487
                                                    --------           -----               ------            -------
   End of year                                      $808,923           $ 705               $5,398            $10,452
                                                    ========           =====               ======            =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $ 17,865           $  (4)              $   43            $   (52)
   Net realized gain (loss) on investments               531               -                  (34)               (80)
   Capital gain distributions from mutual funds       21,858               -                    -                  -
   Net change in unrealized appreciation
     (depreciation) of investments                     7,994              88                  277              1,040
                                                    --------           -----               ------            -------
Increase (decrease) in net assets resulting from
  operations                                          48,248              84                  286                908
                                                    --------           -----               ------            -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option               110,576             143                2,454              2,514
   Administrative charges                             (1,297)              -                    -                  -
   Cost of insurance                                 (70,318)           (121)                (728)            (1,900)
   Policy loans                                            -               -                    -                  -
   Death benefits                                     (5,179)              -                    -                  -
   Withdrawals                                             -               -                    -                  -
                                                    --------           -----               ------            -------
Increase (decrease) in net assets resulting from
  principal transactions                              33,782              22                1,726                614
                                                    --------           -----               ------            -------
TOTAL INCREASE (DECREASE) IN NET ASSETS               82,030             106                2,012              1,522

NET ASSETS:
   Beginning of year                                 757,857             516                2,766             11,965
                                                    --------           -----               ------            -------
   End of year                                      $839,887           $ 622               $4,778            $13,487
                                                    ========           =====               ======            =======

                            See accompanying notes.

                                   VA B - 12

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                       Sub-accounts
                                                               -----------------------------------------------------------
                                                               SunAmerica   SunAmerica   SunAmerica MFS
                                                               Global Bond Growth-Income Mid-Cap Growth  UIF Money Market
                                                                Portfolio    Portfolio     Portfolio    Portfolio - Class I
                                                               ----------- ------------- -------------- -------------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                  $   (16)     $  (149)      $   (45)        $    2,779
   Net realized gain (loss) on investments                            79          769           151                  -
   Capital gain distributions from mutual funds                        -            -             -                  -
   Net change in unrealized appreciation (depreciation) of
     investments                                                      32            -           (33)                 -
                                                                 -------      -------       -------         ----------
Increase (decrease) in net assets resulting from operations           95          620            73              2,779
                                                                 -------      -------       -------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or
     fixed rate option                                             1,056       (1,626)        2,847                361
   Administrative charges                                              -            -             -               (309)
   Cost of insurance                                                 (33)      (2,998)       (1,064)           (17,435)
   Policy loans                                                      786            -             -                  -
   Death benefits                                                      -            -             -                  -
   Withdrawals                                                         -            -             -                  -
                                                                 -------      -------       -------         ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                     1,809       (4,624)        1,783            (17,383)
                                                                 -------      -------       -------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,904       (4,004)        1,856            (14,604)

NET ASSETS:
   Beginning of year                                               1,993       28,327         6,744            263,329
                                                                 -------      -------       -------         ----------
   End of year                                                   $ 3,897      $24,323       $ 8,600         $  248,725
                                                                 =======      =======       =======         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $   (16)     $    (6)      $   (50)        $     (889)
   Net realized gain (loss) on investments                           148           69          (131)                 -
   Capital gain distributions from mutual funds                       23            -             -                  -
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (43)       2,656         1,013                  -
                                                                 -------      -------       -------         ----------
Increase (decrease) in net assets resulting from operations          112        2,719           832               (889)
                                                                 -------      -------       -------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or
     fixed rate option                                             1,324        5,396           556           (701,192)
   Administrative charges                                              -            -             -             (1,120)
   Cost of insurance                                                 (43)      (4,068)       (1,437)           (42,403)
   Policy loans                                                   (3,077)           -             -                  -
   Death benefits                                                      -            -             -             (1,765)
   Withdrawals                                                         -            -             -                  -
                                                                 -------      -------       -------         ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (1,796)       1,328          (881)          (746,480)
                                                                 -------      -------       -------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,684)       4,047           (49)          (747,369)

NET ASSETS:
   Beginning of year                                               3,677       24,280         6,793          1,010,698
                                                                 -------      -------       -------         ----------
   End of year                                                   $ 1,993      $28,327       $ 6,744         $  263,329
                                                                 =======      =======       =======         ==========

                            See accompanying notes.

                                   VA B - 13

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                                           Sub-accounts
                                                                                 -------------------------------
                                                                                 Van Eck Worldwide    Van Eck
                                                                                 Emerging Markets  Worldwide Hard
                                                                                       Fund         Assets Fund
                                                                                 ----------------- --------------
For the Period Ended September 30, 2005

OPERATIONS:
   Net investment income (loss)                                                      $     74         $  (251)
   Net realized gain (loss) on investments                                                263           1,905
   Capital gain distributions from mutual funds                                             -               -
   Net change in unrealized appreciation (depreciation) of investments                 15,421          27,311
                                                                                     --------         -------
Increase (decrease) in net assets resulting from operations                            15,758          28,965
                                                                                     --------         -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or fixed rate option         6,721          10,462
   Administrative charges                                                                   -               -
   Cost of insurance                                                                   (2,505)         (3,480)
   Policy loans                                                                           (70)         (1,748)
   Death benefits                                                                           -               -
   Withdrawals                                                                              -               -
                                                                                     --------         -------
Increase (decrease) in net assets resulting from principal transactions                 4,146           5,234
                                                                                     --------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                19,904          34,199

NET ASSETS:
   Beginning of year                                                                   67,400          59,765
                                                                                     --------         -------
   End of year                                                                       $ 87,304         $93,964
                                                                                     ========         =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                                      $   (196)        $  (272)
   Net realized gain (loss) on investments                                              2,503           1,279
   Capital gain distributions from mutual funds                                             -               -
   Net change in unrealized appreciation (depreciation) of investments                 10,200          10,213
                                                                                     --------         -------
Increase (decrease) in net assets resulting from operations                            12,507          11,220
                                                                                     --------         -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or fixed rate option         9,520           4,285
   Administrative charges                                                                   -               -
   Cost of insurance                                                                   (3,355)         (3,005)
   Policy loans                                                                          (512)         (3,146)
   Death benefits                                                                     (15,302)              -
   Withdrawals                                                                         (6,418)              -
                                                                                     --------         -------
Increase (decrease) in net assets resulting from principal transactions               (16,067)         (1,866)
                                                                                     --------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                (3,560)          9,354

NET ASSETS:
   Beginning of year                                                                   70,960          50,411
                                                                                     --------         -------
   End of year                                                                       $ 67,400         $59,765
                                                                                     ========         =======

                            See accompanying notes.

                                   VA B - 14

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note A - Organization

Variable Account B (the "Account") was established by American International Life Assurance Company of New York (the "Company") on June 5, 1986 to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage/SM/ policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds:                       FAM Variable Series Funds, Inc. -
                                                    continued: (6)
 AIM V.I. Capital Appreciation Fund - Series I       Mercury Fundamental Growth V.I. Fund -
                                                       Class I (1) (7)
 AIM V.I. International Growth Fund - Series I       Mercury Government Bond V.I. Fund -
                                                       Class I (1) (7)
                                                     Mercury Value Opportunities V.I. Fund -
                                                       Class I (4) (7)
AllianceBernstein Variable
  Products Series Fund, Inc.:
 AllianceBernstein Americas Government              Fidelity(R) Variable Insurance Products
   Income Portfolio - Class A (1)                   ("Fidelity VIP"):
 AllianceBernstein Global Bond Portfolio -           Fidelity(R) VIP Asset Manager/SM/ Portfolio -
   Class A                                             Initial Class
 AllianceBernstein Global Technology                 Fidelity(R) VIP Balanced Portfolio - Initial
   Portfolio - Class A (9)                             Class (1)
 AllianceBernstein Growth and Income                 Fidelity(R) VIP Contrafund(R) Portfolio - Initial
   Portfolio - Class A                                 Class
 AllianceBernstein Growth Portfolio - Class A        Fidelity(R) VIP Growth Portfolio - Initial
                                                       Class
 AllianceBernstein Large Cap Growth Portfolio        Fidelity(R) VIP High Income Portfolio - Initial
   - Class A (8)                                       Class
 AllianceBernstein Real Estate Investment            Fidelity(R) VIP Index 500 Portfolio - Initial
   Portfolio - Class A                                 Class (1)
 AllianceBernstein Small Cap Growth Portfolio        Fidelity(R) VIP Investment Grade Bond
   - Class A (2)                                       Portfolio - Initial Class
 AllianceBernstein Total Return Portfolio -          Fidelity(R) VIP Money Market Portfolio -
   Class A                                             Initial Class
AllianceBernstein Utility Income Portfolio -         Fidelity(R) VIP Overseas Portfolio - Initial
Class A                                                Class
American Century Variable Portfolios, Inc.          Franklin Templeton Variable Insurance
("American Century"):                                 Products Trust ("Franklin Templeton"):
 American Century VP Capital Appreciation            Franklin Templeton - Templeton
   Fund - Class I                                      Developing Markets Securities Fund -
                                                       Class 2 (1)
 American Century VP Income & Growth Fund           Franklin Templeton - Templeton Foreign
   - Class I                                        Securities
                                                     Fund - Class 2
 American Century VP International Fund -            Franklin Templeton - Templeton Global
   Class I (1)                                         Asset Allocation Fund - Class 1
                                                     Franklin Templeton - Templeton Growth
Anchor Series Trust:                                   Securities Fund -Class 2 (1)
 Anchor Series Trust Capital
   Appreciation Portfolio - Class 1
 Anchor Series Trust Growth
   Portfolio -
 Class 1
 Anchor Series Trust Natural Resources              Goldman Sachs Variable Insurance Trust:
   Portfolio - Class 1
                                                     Goldman Sachs CORE/SM/ U.S. Equity Fund
                                                       (1)
Credit Suisse Trust ("Credit Suisse"):               Goldman Sachs International Equity Fund
                                                       (1)
 Credit Suisse Emerging
   Markets Portfolio (1)
 Credit Suisse Global Small Cap Portfolio (1)       J.P. Morgan Series Trust II:
   (5)
 Credit Suisse International Focus Portfolio (1)     JPMorgan Bond Portfolio
 Credit Suisse Large Cap Value Portfolio (1)         JPMorgan Mid Cap Value Portfolio
 Credit Suisse Mid-Cap Growth Portfolio (1)          JPMorgan Small Company Portfolio (1)
   (3)
 Credit Suisse Small Cap Growth Portfolio (1)        JPMorgan U.S. Large Cap Core Equity
                                                       Portfolio
Dreyfus Stock Index Fund, Inc. - Initial shares     Neuberger Berman Advisers Management
                                                    Trust
                                                    ("Neuberger Berman AMT"):
Dreyfus Variable Investment Fund ("Dreyfus           Neuberger Berman AMT Limited Maturity
VIF"):                                                 Bond Portfolio - Class I
 Dreyfus VIF Small Company Stock Portfolio -         Neuberger Berman AMT Partners Portfolio
   Initial shares                                      - Class I

FAM Variable Series Funds, Inc.: (6)                Oppenheimer Variable Account Funds:
 Mercury Basic Value V.I. Fund - Class I (1)         Oppenheimer Global Securities Fund/VA -
   (7)                                                 Non-Service Shares

                                   VA B - 15

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

Oppenheimer Variable Account Funds -                The Universal Institutional Funds, Inc.
continued:                                          ("UIF") - continued:
 Oppenheimer Main Street Fund/VA - Non-              UIF High Yield Portfolio - Class I (1)
   Service Shares
                                                     UIF Mid Cap Growth Portfolio - Class I (1)
PIMCO Variable Insurance Trust:                      UIF Money Market Portfolio - Class I
 PIMCO VIT High Yield Portfolio -                    UIF Technology Portfolio - Class I (1)
   Administrative Class
 PIMCO VIT Long-Term U.S. Government Portfolio -     UIF U.S. Mid Cap Value Portfolio - Class I (1)
   Administrative Class
 PIMCO VIT Real Return Portfolio -
   Administrative Class (1)
 PIMCO VIT Short-Term Portfolio -
   Administrative Class (1)                         VALIC Company I:
 PIMCO VIT Total Return Portfolio -                  VALIC Company I - International Equities
   Administrative Class (1)                            Fund (1)
                                                     VALIC Company I - Mid Cap Index Fund (1)
SunAmerica Series Trust ("SunAmerica"):              VALIC Company I - Small Cap Index Fund
                                                       (1)
 SunAmerica - Aggressive Growth Portfolio -
   Class 1
 SunAmerica - SunAmerica Balanced Portfolio         Van Eck Worldwide Insurance Trust ("Van
   - Class 1                                        Eck"):
 SunAmerica Alliance Growth Portfolio                Van Eck Worldwide Emerging Markets Fund
 SunAmerica Global Bond Portfolio                    Van Eck Worldwide Hard Assets Fund
 SunAmerica Growth-Income Portfolio
 SunAmerica Marsico Growth Portfolio (1)            Vanguard(R) Variable Insurance Fund
                                                    ("Vanguard VIF"):
 SunAmerica MFS Mid-Cap Growth Portfolio             Vanguard(R) VIF Total Bond Market Index
                                                       Portfolio (1)
                                                     Vanguard(R) VIF Total Stock Market Index
                                                       Portfolio (1)
The Universal Institutional Funds, Inc.
("UIF"):
 UIF Core Plus Fixed Income Portfolio -
   Class I (1)
 UIF Emerging Markets Equity Portfolio -
   Class I (1)

(1) Sub-accounts had no activity.
(2) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(3) Effective May 1, 2004, Credit Suisse Emerging Growth Portfolio changed its name to Credit Suisse Mid-Cap Growth Porfolio.
(4) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(5) Effective February 21, 2005, Credit Suisse Global Post-Venture Capital Portfolio changed its name to Credit Suisse Global Small Cap Portfolio.
(6) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(7) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(8) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A.
(9) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A changed its name to AllianceBernstein Global Technology Portfolio - Class A.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

                                   VA B - 16

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated for the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                   VA B - 17

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                       Cost of   Proceeds
Sub-accounts                                                          Purchases from Sales
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                         $ 19,494   $ 16,161
AIM V.I. International Growth Fund - Series I                            5,013      8,405
AllianceBernstein Global Bond Portfolio - Class A                          436     12,694
AllianceBernstein Global Technology Portfolio - Class A                 30,280     28,250
AllianceBernstein Growth and Income Portfolio - Class A                 63,241     95,377
AllianceBernstein Growth Portfolio - Class A                            66,917    147,887
AllianceBernstein Large Cap Growth Portfolio - Class A                  37,049     32,983
AllianceBernstein Real Estate Investment Portfolio - Class A             6,289        448
AllianceBernstein Small Cap Growth Portfolio - Class A                  10,747      9,391
AllianceBernstein Total Return Portfolio - Class A                       4,105     14,635
AllianceBernstein Utility Income Portfolio - Class A                        82         38
American Century VP Capital Appreciation Fund - Class I                    227        824
American Century VP Income & Growth Fund - Class I                         832      1,335
Anchor Series Trust Capital Appreciation Portfolio - Class 1             4,660      1,925
Anchor Series Trust Growth Portfolio - Class 1                           4,719      1,861
Anchor Series Trust Natural Resources Portfolio - Class 1                1,755        637
Dreyfus Stock Index Fund, Inc. - Initial shares                        190,114    205,678
Dreyfus VIF Small Company Stock Portfolio - Initial shares              16,998     21,096
Fidelity VIP Asset Manager Portfolio - Initial Class                    50,011     47,989
Fidelity VIP Contrafund Portfolio - Initial Class                       46,322    196,812
Fidelity VIP Growth Portfolio - Initial Class                           79,425    216,104
Fidelity VIP High Income Portfolio - Initial Class                      28,594     27,244
Fidelity VIP Investment Grade Bond Portfolio - Initial Class            18,944      3,910
Fidelity VIP Money Market Portfolio - Initial Class                     29,469     94,409
Fidelity VIP Overseas Portfolio - Initial Class                         14,364     28,927
Franklin Templeton - Templeton Foreign Securities Fund - Class 2        15,569    100,505
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1    1,155        455
JPMorgan Bond Portfolio                                                     83        211
JPMorgan Mid Cap Value Portfolio                                        17,317     82,605
JPMorgan U.S. Large Cap Core Equity Portfolio                              313        267
Mercury Value Opportunities V.I. Fund - Class I                          9,802     38,713
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I           1,577        500
Neuberger Berman AMT Partners Portfolio - Class I                          167        174
Oppenheimer Global Securities Fund/VA - Non-Service Shares              38,341     26,485
Oppenheimer Main Street Fund/VA - Non-Service Shares                     1,169      2,843
PIMCO VIT High Yield Portfolio - Administrative Class                   11,339     17,494
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class    21,298     63,103
SunAmerica - Aggressive Growth Portfolio - Class 1                          23          -
SunAmerica - SunAmerica Balanced Portfolio - Class 1                       893        318
SunAmerica Alliance Growth Portfolio                                     1,290      5,376
SunAmerica Global Bond Portfolio                                         3,010      1,216
SunAmerica Growth-Income Portfolio                                       2,890      7,662
SunAmerica MFS Mid-Cap Growth Portfolio                                  2,455        717
UIF Money Market Portfolio - Class I                                     4,409     19,184
Van Eck Worldwide Emerging Markets Fund                                  4,925        706
Van Eck Worldwide Hard Assets Fund                                       8,716      3,734

                                   VA B - 18

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments

The following is a summary of fund shares owned as of September 30, 2005.

                                                                              Net Asset Value of Shares   Cost of
Sub-accounts                                                          Shares    Value      at Market    Shares Held
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                           4,942  $23.96     $  118,420    $  106,089
AIM V.I. International Growth Fund - Series I                           5,149   21.98        113,177        85,439
AllianceBernstein Global Bond Portfolio - Class A                         183   11.54          2,113         2,265
AllianceBernstein Global Technology Portfolio - Class A                17,404   15.18        264,186       287,482
AllianceBernstein Growth and Income Portfolio - Class A                36,719   24.18        887,867       785,169
AllianceBernstein Growth Portfolio - Class A                           44,244   19.47        861,423       813,703
AllianceBernstein Large Cap Growth Portfolio - Class A                 10,849   25.25        273,932       251,677
AllianceBernstein Real Estate Investment Portfolio - Class A              429   19.39          8,311         7,660
AllianceBernstein Small Cap Growth Portfolio - Class A                 14,649   11.84        173,446       148,875
AllianceBernstein Total Return Portfolio - Class A                      2,724   18.89         51,452        47,455
AllianceBernstein Utility Income Portfolio - Class A                       15   21.44            325           275
American Century VP Capital Appreciation Fund - Class I                   247    9.04          2,230         1,754
American Century VP Income & Growth Fund - Class I                      2,662    7.50         19,966        16,651
Anchor Series Trust Capital Appreciation Portfolio - Class 1              208   34.64          7,217         6,742
Anchor Series Trust Growth Portfolio - Class 1                            192   27.61          5,300         5,339
Anchor Series Trust Natural Resources Portfolio - Class 1                  91   43.51          3,980         2,934
Dreyfus Stock Index Fund, Inc. - Initial shares                        40,885   31.33      1,280,929     1,219,302
Dreyfus VIF Small Company Stock Portfolio - Initial shares              3,667   21.84         80,084        66,519
Fidelity VIP Asset Manager Portfolio - Initial Class                   31,819   14.67        466,791       477,583
Fidelity VIP Contrafund Portfolio - Initial Class                      86,307   29.87      2,577,992     1,883,975
Fidelity VIP Growth Portfolio - Initial Class                          37,259   32.64      1,216,132     1,339,584
Fidelity VIP High Income Portfolio - Initial Class                     30,230    6.57        198,612       210,422
Fidelity VIP Investment Grade Bond Portfolio - Initial Class            9,363   12.69        118,821       119,686
Fidelity VIP Money Market Portfolio - Initial Class                   173,077    1.00        173,077       173,077
Fidelity VIP Overseas Portfolio - Initial Class                         7,274   18.95        137,845       122,824
Franklin Templeton - Templeton Foreign Securities Fund - Class 2       89,448   15.27      1,365,872     1,020,693
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1     291   20.77          6,049         5,283
JPMorgan Bond Portfolio                                                    38   11.81            453           466
JPMorgan Mid Cap Value Portfolio                                       39,765   27.55      1,095,529       813,280
JPMorgan U.S. Large Cap Core Equity Portfolio                              64   13.56            867           809
Mercury Value Opportunities V.I. Fund - Class I                        19,379   27.67        536,207       461,096
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I            427   12.93          5,520         5,586
Neuberger Berman AMT Partners Portfolio - Class I                          33   21.30            701           535
Oppenheimer Global Securities Fund/VA - Non-Service Shares              1,993   31.90         63,573        54,709
Oppenheimer Main Street Fund/VA - Non-Service Shares                    1,351   21.31         28,791        25,193
PIMCO VIT High Yield Portfolio - Administrative Class                  27,594    8.23        227,096       220,452
PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class   71,397   11.33        808,925       794,245
SunAmerica - Aggressive Growth Portfolio - Class 1                         63   11.02            699           569
SunAmerica - SunAmerica Balanced Portfolio - Class 1                      383   14.11          5,398         5,161
SunAmerica Alliance Growth Portfolio                                      507   20.59         10,450         9,204
SunAmerica Global Bond Portfolio                                          323   12.07          3,904         3,818
SunAmerica Growth-Income Portfolio                                        988   24.62         24,325        21,240
SunAmerica MFS Mid-Cap Growth Portfolio                                   944    9.11          8,601         6,959
UIF Money Market Portfolio - Class I                                  248,363    1.00        248,363       248,363
Van Eck Worldwide Emerging Markets Fund                                 4,696   18.59         87,303        45,070
Van Eck Worldwide Hard Assets Fund                                      3,543   26.52         93,964        44,386

                                   VA B - 19

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units

Summary of Changes in Units for the period ended September 30, 2005.

                                                                          Accumulation  Accumulation  Net Increase
Sub-accounts                                                              Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------------
1   AIM V.I. Capital Appreciation Fund - Series I                            1,494         (1,019)          475
3   AIM V.I. Capital Appreciation Fund - Series I                              487           (600)         (113)
1   AIM V.I. International Growth Fund - Series I                              610           (759)         (149)
3   AIM V.I. International Growth Fund - Series I                               46           (105)          (59)
1   AllianceBernstein Global Bond Portfolio - Class A                           28           (906)         (878)
1   AllianceBernstein Global Technology Portfolio - Class A                  3,012         (2,759)          253
3   AllianceBernstein Global Technology Portfolio - Class A                     65            (33)           32
1   AllianceBernstein Growth and Income Portfolio - Class A                  2,587         (4,057)       (1,470)
1   AllianceBernstein Growth Portfolio - Class A                             5,027         (8,957)       (3,930)
1   AllianceBernstein Large Cap Growth Portfolio - Class A                   3,082         (2,604)          478
3   AllianceBernstein Large Cap Growth Portfolio - Class A                     113           (147)          (34)
3   AllianceBernstein Real Estate Investment Portfolio - Class A               258            (21)          237
1   AllianceBernstein Small Cap Growth Portfolio - Class A                   1,100           (893)          207
1   AllianceBernstein Total Return Portfolio - Class A                         433         (1,394)         (961)
3   AllianceBernstein Utility Income Portfolio - Class A                         9             (6)            3
3   American Century VP Capital Appreciation Fund - Class I                     22            (94)          (72)
3   American Century VP Income & Growth Fund - Class I                          41           (116)          (75)
3   Anchor Series Trust Capital Appreciation Portfolio - Class 1               317            (38)          279
3   Anchor Series Trust Growth Portfolio - Class 1                             250              -           250
3   Anchor Series Trust Natural Resources Portfolio - Class 1                   53             (6)           47
1   Dreyfus Stock Index Fund, Inc. - Initial shares                          6,230         (8,555)       (2,325)
3   Dreyfus Stock Index Fund, Inc. - Initial shares                          3,614         (1,115)        2,499
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                 656         (1,450)         (794)
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares                 479           (142)          337
1   Fidelity VIP Asset Manager Portfolio - Initial Class                     2,892         (3,396)         (504)
3   Fidelity VIP Asset Manager Portfolio - Initial Class                       166            (75)           91
1   Fidelity VIP Contrafund Portfolio - Initial Class                        2,052         (2,447)         (395)
2   Fidelity VIP Contrafund Portfolio - Initial Class                            -        (10,493)      (10,493)
3   Fidelity VIP Contrafund Portfolio - Initial Class                          947           (281)          666
1   Fidelity VIP Growth Portfolio - Initial Class                            7,138        (15,048)       (7,910)
3   Fidelity VIP Growth Portfolio - Initial Class                              318           (541)         (223)
1   Fidelity VIP High Income Portfolio - Initial Class                       1,330         (2,598)       (1,268)
3   Fidelity VIP High Income Portfolio - Initial Class                         313            (56)          257
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class             1,114           (537)          577
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                (1)           (32)          (33)
1   Fidelity VIP Money Market Portfolio - Initial Class                      2,320         (7,014)       (4,694)
3   Fidelity VIP Money Market Portfolio - Initial Class                        181           (724)         (543)
1   Fidelity VIP Overseas Portfolio - Initial Class                          1,026         (1,959)         (933)
2   Franklin Templeton - Templeton Foreign Securities Fund - Class 2             -         (7,006)       (7,006)
3   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1       90            (51)           39
3   JPMorgan Bond Portfolio                                                      9            (21)          (12)
2   JPMorgan Mid Cap Value Portfolio                                             -         (5,595)       (5,595)
3   JPMorgan U.S. Large Cap Core Equity Portfolio                               40            (36)            4
2   Mercury Value Opportunities V.I. Fund - Class I                              -         (2,803)       (2,803)
3   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I             163            (63)          100
3   Neuberger Berman AMT Partners Portfolio - Class I                           21            (21)            -
3   Oppenheimer Global Securities Fund/VA - Non-Service Shares               1,108           (158)          950
3   Oppenheimer Main Street Fund/VA - Non-Service Shares                        74           (263)         (189)
2   PIMCO VIT High Yield Portfolio - Administrative Class                       (1)        (1,404)       (1,405)
2   PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class         -         (5,275)       (5,275)
3   SunAmerica - Aggressive Growth Portfolio - Class 1                          12             (9)            3

                                   VA B - 20

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                                         Accumulation  Accumulation  Net Increase
Sub-accounts                                             Units Issued Units Redeemed  (Decrease)
-------------------------------------------------------------------------------------------------
3   SunAmerica - SunAmerica Balanced Portfolio - Class 1     128             (63)           65
3   SunAmerica Alliance Growth Portfolio                     178            (638)         (460)
3   SunAmerica Global Bond Portfolio                         159              (3)          156
3   SunAmerica Growth-Income Portfolio                       378            (853)         (475)
3   SunAmerica MFS Mid-Cap Growth Portfolio                  460            (172)          288
2   UIF Money Market Portfolio - Class I                      --          (1,711)       (1,711)
1   Van Eck Worldwide Emerging Markets Fund                  510            (194)          316
1   Van Eck Worldwide Hard Assets Fund                       551            (198)          353

Footnotes

    1  Variable Universal Life Policy product.
    2  Executive Advantage product.
    3  Gemstone Life product.

                                   VA B - 21

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                          Accumulation  Accumulation  Net Increase
Sub-accounts                                                              Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------------------------------------
1   AIM V.I. Capital Appreciation Fund - Series I                             2,288        (1,028)        1,260
3   AIM V.I. Capital Appreciation Fund - Series I                               324          (296)           28
1   AIM V.I. International Growth Fund - Series I                               879        (2,233)       (1,354)
3   AIM V.I. International Growth Fund - Series I                                94           (42)           52
1   AllianceBernstein Global Bond Portfolio - Class A                            36           (47)          (11)
1   AllianceBernstein Growth and Income Portfolio - Class A                   3,699        (2,836)          863
1   AllianceBernstein Growth Portfolio - Class A                              7,449        (4,809)        2,640
1   AllianceBernstein Premier Growth Portfolio - Class A                      3,719        (5,043)       (1,324)
3   AllianceBernstein Premier Growth Portfolio - Class A                        165          (198)          (33)
3   AllianceBernstein Real Estate Investment Portfolio - Class A                  1           (18)          (17)
1   AllianceBernstein Small Cap Growth Portfolio - Class A                    1,758          (938)          820
1   AllianceBernstein Technology Portfolio - Class A                          3,522        (4,373)         (851)
3   AllianceBernstein Technology Portfolio - Class A                             81           (45)           36
1   AllianceBernstein Total Return Portfolio - Class A                          645        (1,362)         (717)
3   AllianceBernstein Utility Income Portfolio - Class A                         24            (2)           22
3   American Century VP Capital Appreciation Fund - Class I                      67           (41)           26
3   American Century VP Income & Growth Fund - Class I                           67          (158)          (91)
3   Anchor Series Trust Capital Appreciation Portfolio - Class 1                173          (459)         (286)
3   Anchor Series Trust Growth Portfolio - Class 1                              111          (376)         (265)
3   Anchor Series Trust Natural Resources Portfolio - Class 1                    32          (105)          (73)
1   Dreyfus Stock Index Fund, Inc. - Initial shares                           8,583        (7,494)        1,089
3   Dreyfus Stock Index Fund, Inc. - Initial shares                           7,302        (4,061)        3,241
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                1,241        (2,226)         (985)
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares                   39          (149)         (110)
1   Fidelity VIP Asset Manager Portfolio - Initial Class                      3,819        (4,968)       (1,149)
3   Fidelity VIP Asset Manager Portfolio - Initial Class                        358           (92)          266
1   Fidelity VIP Contrafund Portfolio - Initial Class                         4,425        (4,031)          394
2   Fidelity VIP Contrafund Portfolio - Initial Class                        20,225       (15,937)        4,288
3   Fidelity VIP Contrafund Portfolio - Initial Class                           403          (340)           63
1   Fidelity VIP Growth Portfolio - Initial Class                            10,805       (14,175)       (3,370)
3   Fidelity VIP Growth Portfolio - Initial Class                               108          (283)         (175)
1   Fidelity VIP High Income Portfolio - Initial Class                        2,000        (2,107)         (107)
3   Fidelity VIP High Income Portfolio - Initial Class                            -           (59)          (59)
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                910          (770)          140
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                  -           (57)          (57)
1   Fidelity VIP Money Market Portfolio - Initial Class                       4,194        (6,502)       (2,308)
3   Fidelity VIP Money Market Portfolio - Initial Class                         410          (243)          167
1   Fidelity VIP Overseas Portfolio - Initial Class                           1,543        (1,183)          360
2   Franklin Templeton - Templeton Foreign Securities Fund - Class 2         13,478       (10,642)        2,836
3   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1       213           (69)          144
3   JPMorgan Bond Portfolio                                                      20           (25)           (5)
2   JPMorgan Mid Cap Value Portfolio                                         10,406        (8,510)        1,896
3   JPMorgan U.S. Large Cap Core Equity Portfolio                                58           (50)            8
2   Merrill Lynch Value Opportunities V.I. Fund - Class I                     5,406        (4,257)        1,149
3   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I              333           (79)          254
3   Neuberger Berman AMT Partners Portfolio - Class I                            33           (29)            4
3   Oppenheimer Global Securities Fund/VA - Non-Service Shares                2,352        (1,484)          868
3   Oppenheimer Main Street Fund/VA - Non-Service Shares                        110          (282)         (172)
2   PIMCO VIT High Yield Portfolio - Administrative Class                     2,818        (2,129)          689
2   PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class     10,858        (7,988)        2,870
3   SunAmerica - Aggressive Growth Portfolio - Class 1                           17           (14)            3
3   SunAmerica - SunAmerica Balanced Portfolio - Class 1                        277           (81)          196

                                   VA B - 22

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                            Accumulation  Accumulation  Net Increase
Sub-accounts                                Units Issued Units Redeemed  (Decrease)
------------------------------------------------------------------------------------
3   SunAmerica Alliance Growth Portfolio        296            (216)           80
3   SunAmerica Global Bond Portfolio             75            (234)         (159)
3   SunAmerica Growth-Income Portfolio          601            (451)          150
3   SunAmerica MFS Mid-Cap Growth Portfolio      95            (242)         (147)
2   UIF Money Market Portfolio - Class I        171         (72,679)      (72,508)
1   Van Eck Worldwide Emerging Markets Fund     750          (2,456)       (1,706)
1   Van Eck Worldwide Hard Assets Fund          304            (444)         (140)

Footnotes

    1  Variable Universal Life Policy product.
    2  Executive Advantage product.
    3  Gemstone Life product.

                                   VA B - 23

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                  Unit
Sub-accounts                                                               Units  Value  Net Assets
---------------------------------------------------------------------------------------------------
2005
1   AIM V.I. Capital Appreciation Fund - Series I                           8,908 $11.67 $  103,985
3   AIM V.I. Capital Appreciation Fund - Series I                           1,514   9.53     14,435
1   AIM V.I. International Growth Fund - Series I                           7,764  14.26    110,696
3   AIM V.I. International Growth Fund - Series I                             198  12.56      2,486
1   AllianceBernstein Global Bond Portfolio - Class A                         155  13.59      2,113
1   AllianceBernstein Global Technology Portfolio - Class A                17,301  15.15    262,058
3   AllianceBernstein Global Technology Portfolio - Class A                   293   7.22      2,118
1   AllianceBernstein Growth and Income Portfolio - Class A                32,885  27.00    887,867
1   AllianceBernstein Growth Portfolio - Class A                           42,174  20.43    861,422
1   AllianceBernstein Large Cap Growth Portfolio - Class A                 19,945  13.00    259,268
3   AllianceBernstein Large Cap Growth Portfolio - Class A                  1,712   8.57     14,664
3   AllianceBernstein Real Estate Investment Portfolio - Class A              365  22.73      8,299
1   AllianceBernstein Small Cap Growth Portfolio - Class A                 14,154  12.25    173,446
1   AllianceBernstein Total Return Portfolio - Class A                      4,235  12.15     51,453
3   AllianceBernstein Utility Income Portfolio - Class A                       29  10.77        312
3   American Century VP Capital Appreciation Fund - Class I                   216  10.31      2,230
3   American Century VP Income & Growth Fund - Class I                      1,803  11.07     19,965
3   Anchor Series Trust Capital Appreciation Portfolio - Class 1              711  10.15      7,215
3   Anchor Series Trust Growth Portfolio - Class 1                            491  10.78      5,292
3   Anchor Series Trust Natural Resources Portfolio - Class 1                 156  25.45      3,967
1   Dreyfus Stock Index Fund, Inc. - Initial shares                        54,898  20.52  1,126,486
3   Dreyfus Stock Index Fund, Inc. - Initial shares                        15,321  10.08    154,442
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares              4,519  14.79     66,839
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares              1,007  13.15     13,242
1   Fidelity VIP Asset Manager Portfolio - Initial Class                   26,534  17.37    460,969
3   Fidelity VIP Asset Manager Portfolio - Initial Class                      533  10.94      5,829
1   Fidelity VIP Contrafund Portfolio - Initial Class                      18,278  18.79    343,472
2   Fidelity VIP Contrafund Portfolio - Initial Class                     144,350  15.16  2,188,846
3   Fidelity VIP Contrafund Portfolio - Initial Class                       3,238  14.11     45,678
1   Fidelity VIP Growth Portfolio - Initial Class                          69,574  17.31  1,204,316
3   Fidelity VIP Growth Portfolio - Initial Class                           1,394   8.48     11,814
1   Fidelity VIP High Income Portfolio - Initial Class                     14,694  12.81    188,214
3   Fidelity VIP High Income Portfolio - Initial Class                        821  12.68     10,402
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class            6,855  16.66    114,192
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class              368  12.55      4,621
1   Fidelity VIP Money Market Portfolio - Initial Class                    12,379  13.33    164,956
3   Fidelity VIP Money Market Portfolio - Initial Class                       774  10.48      8,120
1   Fidelity VIP Overseas Portfolio - Initial Class                         8,048  17.13    137,856
2   Franklin Templeton - Templeton Foreign Securities Fund - Class 2       96,370  14.17  1,365,869
3   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1     450  13.45      6,049
3   JPMorgan Bond Portfolio                                                    38  12.15        461
2   JPMorgan Mid Cap Value Portfolio                                       76,733  14.28  1,095,529
3   JPMorgan U.S. Large Cap Core Equity Portfolio                              92   9.45        872
2   Mercury Value Opportunities V.I. Fund - Class I                        38,562  13.91    536,206

                                   VA B - 24

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                 Unit
Sub-accounts                                                              Units  Value  Net Assets
--------------------------------------------------------------------------------------------------
2005 - continued
3   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I           498 $11.08 $    5,520
3   Neuberger Berman AMT Partners Portfolio - Class I                         53  13.30        704
3   Oppenheimer Global Securities Fund/VA - Non-Service Shares             4,752  13.38     63,569
3   Oppenheimer Main Street Fund/VA - Non-Service Shares                   2,726  10.56     28,791
2   PIMCO VIT High Yield Portfolio - Administrative Class                 19,392  11.71    227,078
2   PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class  73,000  11.08    808,923
3   SunAmerica - Aggressive Growth Portfolio - Class 1                        74   9.48        705
3   SunAmerica - SunAmerica Balanced Portfolio - Class 1                     572   9.44      5,398
3   SunAmerica Alliance Growth Portfolio                                   1,148   9.10     10,452
3   SunAmerica Global Bond Portfolio                                         331  11.76      3,897
3   SunAmerica Growth-Income Portfolio                                     2,455   9.91     24,323
3   SunAmerica MFS Mid-Cap Growth Portfolio                                1,331   6.46      8,600
2   UIF Money Market Portfolio - Class I                                  23,826  10.44    248,725
1   Van Eck Worldwide Emerging Markets Fund                                5,758  15.16     87,304
1   Van Eck Worldwide Hard Assets Fund                                     4,206  22.34     93,964

2004
1   AIM V.I. Capital Appreciation Fund - Series I                          8,433  11.13     93,850
3   AIM V.I. Capital Appreciation Fund - Series I                          1,627   9.08     14,775
1   AIM V.I. International Growth Fund - Series I                          7,913  12.91    102,164
3   AIM V.I. International Growth Fund - Series I                            257  11.36      2,919
1   AllianceBernstein Global Bond Portfolio - Class A                      1,033  14.53     15,013
1   AllianceBernstein Growth and Income Portfolio - Class A               34,355  26.67    916,250
1   AllianceBernstein Growth Portfolio - Class A                          46,104  19.33    891,073
1   AllianceBernstein Premier Growth Portfolio - Class A                  19,467  12.15    236,499
3   AllianceBernstein Premier Growth Portfolio - Class A                   1,746   8.00     13,963
3   AllianceBernstein Real Estate Investment Portfolio - Class A             128  21.09      2,702
1   AllianceBernstein Small Cap Growth Portfolio - Class A                13,947  12.14    169,302
1   AllianceBernstein Technology Portfolio - Class A                      17,048  15.34    261,510
3   AllianceBernstein Technology Portfolio - Class A                         261   7.30      1,908
1   AllianceBernstein Total Return Portfolio - Class A                     5,196  11.95     62,098
3   AllianceBernstein Utility Income Portfolio - Class A                      26   8.98        236
3   American Century VP Capital Appreciation Fund - Class I                  288   8.79      2,530
3   American Century VP Income & Growth Fund - Class I                     1,878  10.66     20,013
3   Anchor Series Trust Capital Appreciation Portfolio - Class 1             432   9.71      4,195
3   Anchor Series Trust Growth Portfolio - Class 1                           241  10.33      2,490
3   Anchor Series Trust Natural Resources Portfolio - Class 1                109  17.60      1,922
1   Dreyfus Stock Index Fund, Inc. - Initial shares                       57,223  20.13  1,152,047
3   Dreyfus Stock Index Fund, Inc. - Initial shares                       12,822   9.88    126,672
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares             5,313  14.71     78,155
3   Dreyfus VIF Small Company Stock Portfolio - Initial shares               670  13.07      8,755
1   Fidelity VIP Asset Manager Portfolio - Initial Class                  27,038  17.23    465,963
3   Fidelity VIP Asset Manager Portfolio - Initial Class                     442  10.84      4,790
1   Fidelity VIP Contrafund Portfolio - Initial Class                     18,673  16.81    313,817
2   Fidelity VIP Contrafund Portfolio - Initial Class                    154,843  13.55  2,097,585
3   Fidelity VIP Contrafund Portfolio - Initial Class                      2,572  12.60     32,412

                                   VA B - 25

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F- Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004, are as follows:

                                                                                  Unit
Sub-accounts                                                               Units  Value  Net Assets
---------------------------------------------------------------------------------------------------
2004 - continued
1   Fidelity VIP Growth Portfolio - Initial Class                          77,484 $17.01 $1,317,724
3   Fidelity VIP Growth Portfolio - Initial Class                           1,617   8.32     13,451
1   Fidelity VIP High Income Portfolio - Initial Class                     15,962  12.71    202,940
3   Fidelity VIP High Income Portfolio - Initial Class                        564  12.57      7,088
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class            6,278  16.50    103,602
3   Fidelity VIP Investment Grade Bond Portfolio - Initial Class              401  12.41      4,976
1   Fidelity VIP Money Market Portfolio - Initial Class                    17,073  13.14    224,411
3   Fidelity VIP Money Market Portfolio - Initial Class                     1,317  10.33     13,605
1   Fidelity VIP Overseas Portfolio - Initial Class                         8,981  15.76    141,496
2   Franklin Templeton - Templeton Foreign Securities Fund - Class 2      103,376  13.23  1,368,071
3   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1     411  13.20      5,428
3   JPMorgan Bond Portfolio                                                    50  11.94        597
2   JPMorgan Mid Cap Value Portfolio                                       82,328  13.28  1,093,710
3   JPMorgan U.S. Large Cap Core Equity Portfolio                              88   9.40        825
2   Merrill Lynch Value Opportunities V.I. Fund - Class I                  41,365  12.97    536,649
3   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I            398  11.05      4,402
3   Neuberger Berman AMT Partners Portfolio - Class I                          53  11.51        606
3   Oppenheimer Global Securities Fund/VA - Non-Service Shares              3,802  12.31     46,824
3   Oppenheimer Main Street Fund/VA - Non-Service Shares                    2,915  10.25     29,871
2   PIMCO VIT High Yield Portfolio - Administrative Class                  20,797  11.45    238,020
2   PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class   78,275  10.73    839,887
3   SunAmerica - Aggressive Growth Portfolio - Class 1                         71   8.81        622
3   SunAmerica - SunAmerica Balanced Portfolio - Class 1                      507   9.42      4,778
3   SunAmerica Alliance Growth Portfolio                                    1,608   8.39     13,487
3   SunAmerica Global Bond Portfolio                                          175  11.37      1,993
3   SunAmerica Growth-Income Portfolio                                      2,930   9.67     28,327
3   SunAmerica MFS Mid-Cap Growth Portfolio                                 1,043   6.47      6,744
2   UIF Money Market Portfolio - Class I                                   25,537  10.31    263,329
1   Van Eck Worldwide Emerging Markets Fund                                 5,442  12.39     67,400
1   Van Eck Worldwide Hard Assets Fund                                      3,853  15.51     59,765

Footnotes

    1  Variable Universal Life Policy product.
    2  Executive Advantage product.
    3  Gemstone Life product.

                                   VA B - 26

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                    PricewaterhouseCoopers LLP
                                                    Suite 2900
                                                    1201 Louisiana
                                                    Houston, TX 77002-5678
                                                    Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005, except for the effects of the Second Restatement discussed in
Note 15 and the updates discussed in Note 8 to the financial statements as to which the date is March 7, 2006.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                                (in thousands)

                                                      December 31, December 31,
                                                          2004         2003
                                                      ------------ ------------
                                                       (Restated)   (Restated)
Assets

Investments:
Fixed maturities:
   Bonds available for sale, at fair value...........   $8,083,232   $7,791,941
   (cost: 2004 - $7,509,178; 2003 - $7,282,256)......
Equity securities available for sale, at fair value..        1,807        1,652
   (cost: 2004 - $1,837; 2003 - $994)................
Mortgage loans on real estate........................      368,752      414,008
Policy loans.........................................       11,258       11,115
Other long-term investments..........................       42,127       70,303
Short-term investments, at cost (approximates fair
  value).............................................       15,157       93,935
                                                        ----------   ----------
   Total investments.................................    8,522,333    8,382,954

Cash.................................................        2,282        2,275
Investment income due and accrued....................      119,047      116,023
Reinsurance assets...................................       46,974       37,266
Deferred policy acquisition costs....................       65,126       85,908
Amounts due from related parties.....................        9,396       17,525
Other assets.........................................       16,264        8,629
Assets held in separate accounts.....................      204,782      216,087
                                                        ----------   ----------
   Total assets......................................   $8,986,204   $8,866,667
                                                        ==========   ==========

                See accompanying notes to financial statements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2004         2003
                                                      ------------ ------------
                                                       (Restated)   (Restated)
Liabilities

   Policyholders' contract deposits..................   $4,913,931   $5,059,693
   Future policy benefits for life and accident and
     health insurance contracts and health insurance
     contracts.......................................    2,576,242    2,354,812
   Reserve for unearned premiums.....................        1,425        5,338
   Policy and contract claims........................       75,310       61,034
   Income taxes payable..............................       73,175       52,241
   Derivative liabilities, at fair value.............       21,933       20,569
   Amounts due to related parties....................       18,200           --
   Other liabilities.................................       47,634      185,825
   Liabilities related to separate accounts..........      204,782      216,087
                                                        ----------   ----------
       Total liabilities.............................    7,932,632    7,955,599
                                                        ----------   ----------
Shareholder's equity

   Common stock, $200 par value; 16,125 shares
     authorized, issued and outstanding..............        3,225        3,225
   Additional paid-in capital........................      238,025      238,025
   Accumulated other comprehensive income............      307,204      262,264
   Retained earnings.................................      505,118      407,554
                                                        ----------   ----------
       Total shareholder's equity....................    1,053,572      911,068
                                                        ----------   ----------
   Total liabilities and shareholder's equity........   $8,986,204   $8,866,667
                                                        ==========   ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                             STATEMENTS OF INCOME
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Revenues:
   Premiums and other considerations.......   $424,185    $390,408   $ 216,291
   Net investment income...................    544,959     544,192     537,923
   Realized capital gains (losses).........    (14,819)     (6,759)   (110,231)
                                              --------    --------   ---------
       Total revenues......................    954,325     927,841     643,983
                                              --------    --------   ---------
Benefits and expenses:
   Death and other benefits................    365,809     324,239     305,223
   Increase (decrease) in future
     policy benefits.......................    162,786     165,586      (1,251)
   Interest credited on policyholder
     contract deposits.....................    209,198     221,986     280,974
   Insurance acquisition and
     other operating expenses..............     66,543      79,891      53,790
                                              --------    --------   ---------
       Total benefits and expenses.........    804,336     791,702     638,736
                                              --------    --------   ---------
Income before income taxes.................    149,989     136,139       5,247
                                              --------    --------   ---------
Income taxes:
   Current.................................     61,033      32,870      27,028
   Deferred................................     (8,661)     15,002     (24,683)
                                              --------    --------   ---------
       Total income tax expense............     52,372      47,872       2,345
                                              --------    --------   ---------
Net income before cumulative effect of
  accounting change........................     97,617      88,267       2,902
Cumulative effect of accounting change,
  net of tax...............................        (53)         --          --
                                              --------    --------   ---------
Net income.................................   $ 97,564    $ 88,267   $   2,902
                                              ========    ========   =========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Common stock

Balance at beginning and end of year....... $    3,225    $  3,225    $  3,225
                                            ----------    --------    --------
Additional paid-in capital

Balance at beginning of year...............    238,025     238,025     197,025
Capital contributions from parent..........         --          --      41,000
                                            ----------    --------    --------
Balance at end of year.....................    238,025     238,025     238,025
                                            ----------    --------    --------
Accumulated other comprehensive income

Balance at beginning of year, as
  previously reported......................    262,264     172,401      39,124
   Adjustments (See Note 15)...............         --          --      26,900
                                            ----------    --------    --------
   Balance, as restated....................    262,264     172,401      66,024
       Change in net unrealized
         appreciation of investments -
         net of reclassifications..........     71,158     136,176     159,465
       Deferred income tax expense
         on above changes..................    (26,218)    (46,313)    (53,088)
                                            ----------    --------    --------
Balance at end of year.....................    307,204     262,264     172,401
                                            ----------    --------    --------
Retained earnings

Balance at beginning of year, as
  previously reported......................    407,554     319,287     333,626
Adjustment (See Note 15)...................         --          --     (17,241)
                                            ----------    --------    --------
Balance, as restated.......................    407,554     319,287     316,385
Net income.................................     97,564      88,267       2,902
                                            ----------    --------    --------
Balance at end of year.....................    505,118     407,554     319,287
                                            ----------    --------    --------
Total shareholder's equity................. $1,053,572    $911,068    $732,938
                                            ==========    ========    ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                Years ended December 31,
                                         -------------------------------------
                                             2004         2003         2002
                                         -----------  -----------  -----------
                                          (Restated)   (Restated)   (Restated)
Cash flows from operating
  activities:
   Net income........................... $    97,564  $    88,267  $     2,902

Adjustments to reconcile net
  income to net cash provided by
  operating activities:
       Change in insurance reserves.....     231,793      189,369     (136,932)
       Change in accounting
         principles.....................          53           --           --
       Change in reinsurance assets.....      (9,708)       6,859      151,731
       Change in deferred policy
         acquisition costs..............      28,063       42,441      (40,814)
       Interest credited to
         policyholder contracts.........     209,198      221,986      280,974
       Change in other
         policyholders' contracts.......     (10,870)      19,270     (167,313)
       Change in investment income
         due and accrued................      (3,024)      (1,634)     (17,535)
       Realized capital (gains)
         losses.........................      14,819        6,759      110,231
       Change in income taxes - net.....      (5,284)      (8,782)     (18,368)
       Change in reserves for
         commissions, expenses and
         taxes..........................      (1,622)         260       (2,058)
       Amortization of premiums
         and discounts on
         securities.....................     (18,423)     (22,912)     (15,106)
       Change in other assets and
         liabilities - net..............    (107,665)      47,466      135,188
                                         -----------  -----------  -----------
Net cash provided by operating
  activities............................     424,894      589,349      282,900
                                         -----------  -----------  -----------
Cash flows from investing
  activities:
       Sale of fixed maturities.........   1,660,282    2,143,951    1,642,037
       Redemptions and maturities
         of fixed maturities............     387,337      441,382      759,609
       Sale of equity securities........       2,842       13,053       12,499
       Sale of real estate..............          --           --       36,098
       Purchase of fixed maturities.....  (2,262,149)  (2,759,575)  (3,447,345)
       Purchase of equity
         securities.....................      (2,935)      (3,263)        (519)
       Purchase of real estate..........      (2,110)         721           --
       Mortgage loans funded............     (46,726)     (87,200)     (30,695)
       Repayments of mortgage loans.....      91,915       37,641       48,014
       Change in policy loans...........        (143)        (755)        (148)
       Change in short-term
         investments....................      78,778      (61,658)      36,342
       Sales or distributions of
         other long-term
         investments....................       4,329       16,122       28,443
       Investments in other
         long-term investments..........       3,948        6,128      (29,926)
       Other - net......................       3,835       (3,676)     (49,806)
                                         -----------  -----------  -----------
Net cash used in investing
  activities............................     (80,797)    (257,129)    (995,397)
                                         -----------  -----------  -----------
Cash flows from financing
  activities:
       Deposits on policyholder
         contracts......................     156,631      260,495    1,109,206
       Withdrawals on policyholder
         contracts......................    (500,721)    (590,440)    (437,721)
       Capital contribution from
         parent.........................          --           --       41,000
                                         -----------  -----------  -----------
Net cash provided by (used in)
  financing activities..................    (344,090)    (329,945)     712,485
                                         -----------  -----------  -----------
Change in cash..........................           7        2,275          (12)
Cash at beginning of year...............       2,275           --           12
                                         -----------  -----------  -----------
Cash at end of year..................... $     2,282  $     2,275  $        --
                                         ===========  ===========  ===========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)

Net income.................................   $ 97,564    $ 88,267    $  2,902
Other comprehensive income

Change in net unrealized appreciation of
  investments - net of reclassifications...     71,158     136,176     159,465
   Deferred income tax expense on above
     changes...............................    (26,218)    (46,313)    (53,088)
                                              --------    --------    --------
Other comprehensive income.................     44,940      89,863     106,377
                                              --------    --------    --------
Comprehensive income.......................   $142,504    $178,130    $109,279
                                              ========    ========    ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   American International Life Assurance Company of New York (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, U.S. Virgin Islands, Canada and Guam.

2. Summary of Significant Accounting Policies

(a)Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

(b)Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows (in thousands):

                                                      2004     2003
                                                    -------- --------
           Statutory net income.................... $ 94,673 $ 89,931
           Statutory capital and surplus........... $565,893 $496,240

   The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals;
   (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

(c)Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

(d)Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividends dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

   Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholder's equity.

   Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

   In general, a security is considered a candidate for impairment if it meets any of the following criteria: (a) Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); (b) The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or (c) In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

   Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

   Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

   Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

   Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Securities held under collateral agreements consist primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

   Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

   Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

   Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

(e)Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews, for recoverability, the carrying amount of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

   DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

   (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense. A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

(g)Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

   Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

   For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

   Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

(h)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

(i)Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

(j)Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance

   Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(k)Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

   Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

(l)Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

   Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

(m)Reclassifications: Certain prior year items have been reclassified to conform with the current period presentation.

(n)Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has
   (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

   The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

   The adoption of FIN46R did not have a material impact on the Company's results of operations or financial condition.

   The following VIE activities are not consolidated by the Company under FIN46R:

    (i)The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

   (ii)The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

  (iii)The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

   In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $53,000, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

   In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

   In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-01 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-01. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

   In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3. Investment Information

(a)Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Fixed maturities...........................   $512,526    $510,472    $490,780
Equity securities..........................      2,556         331         860
Mortgage loans.............................     30,851      31,058      31,862
Policy loans...............................        780         744         738
Cash and short-term investments............        488         903       2,029
Other long-term investments................      2,334       6,774      14,866
                                              --------    --------    --------
   Total investment income.................    549,535     550,282     541,135
   Investment expenses.....................     (4,576)     (6,090)     (3,212)
                                              --------    --------    --------
Net investment income......................   $544,959    $544,192    $537,923
                                              ========    ========    ========

(b)Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Realized gains (losses) on investments:
Fixed maturities...........................   $    634    $  3,844   $ (42,312)
Equity securities..........................        703       1,156      (2,904)
Mortgage loans.............................         --        (722)         --
Derivatives................................      1,014      (7,502)    (15,017)
Other long-term investments................    (17,170)     (3,535)    (49,998)
                                              --------    --------   ---------
   Realized gains (losses).................   $(14,819)   $ (6,759)  $(110,231)
                                              ========    ========   =========
Change in net unrealized appreciation
  (depreciation) of investments:...........
Fixed maturities...........................   $ 64,369    $180,242   $ 226,031
Equity securities..........................       (688)        654       2,181
Deferred policy acquisition costs..........      7,477     (44,555)    (68,692)
Other......................................         --        (165)        (55)
                                              --------    --------   ---------
   Change in net unrealized appreciation
     (depreciation) of investments.........   $ 71,158    $136,176   $ 159,465
                                              ========    ========   =========

   During 2004, 2003 and 2002, gross gains of $28,807,000, $61,092,000 and
   $67,334,000, respectively, and gross losses of $28,173,000, $57,848,000 and
   $156,746,000, respectively, were realized on dispositions of fixed maturities. The 2004, 2003 and 2002 losses include writedowns of $5,886,000, $36,639,000 and $39,054,000, respectively, for certain securities available for sale, which experienced a decline in value that are deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

   During 2004, 2003 and 2002, gross gains of $703,000, $1,177,000 and
   $465,000, respectively, and gross losses of $0, $21,000, and $3,369,000, respectively, were realized on dispositions of equity securities.

   The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands):

                       12 months or less   Greater than 12 months         Total
                     --------------------- ---------------------  ---------------------
                                Unrealized             Unrealized            Unrealized
December 31, 2004    Fair Value   Losses   Fair Value    Losses   Fair Value   Losses
-----------------    ---------- ---------- ----------  ---------- ---------- ----------
Fixed maturities....   $678,359    $18,895   $215,835     $14,959   $894,194    $33,854
Equity Securities...      1,497        170         --          --      1,497        170
                       --------    -------   --------     -------   --------    -------
   Total............   $679,856    $19,065   $215,835     $14,959   $895,691    $34,024
                       ========    =======   ========     =======   ========    =======

   As of December 31, 2004, the Company held 236 and 2 individual bond and stock investments that were in an unrealized loss position, of which 37 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2004, all of the unrealized losses in the table shown above were considered to be temporary based on the results of the review.

   The Company recorded impairment losses net of taxes of $6,521,489 in 2004.

(c)Amortized Cost and Fair Value of Fixed Maturities and Equity Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2004                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   80,881   $ 14,737    $     5 $   95,613
   Foreign Governments.............     35,934      3,289         19     39,204
   States, municipalities and
     political subdivisions........     65,719      7,953        603     73,069
   Mortgage-backed securities......    899,067     46,010      4,119    940,958
   All other corporate.............  6,427,577    535,919     29,108  6,934,388
                                    ----------   --------    ------- ----------
Total fixed maturities............. $7,509,178   $607,908    $33,854 $8,083,232
                                    ==========   ========    ======= ==========
Equity securities.................. $    1,837   $    140    $   170 $    1,807
                                    ==========   ========    ======= ==========

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized    Fair
2003                                   Cost      Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
                                    (Restated) (Restated) (Restated) (Restated)
Fixed maturities:
   U.S. Government and
     governmentagencies and
     authorities................... $   84,724   $ 18,337    $    19 $  103,042
   Foreign Governments.............     25,664      2,450         --     28,114
   States, municipalities and
     political subdivisions........     41,841      7,748         --     49,589
   Mortgage-backed securities......    895,528     40,151      1,532    934,147
   All other corporate.............  6,234,499    487,843     45,293  6,677,049
                                    ----------   --------    ------- ----------
Total fixed maturities............. $7,282,256   $556,529    $46,844 $7,791,941
                                    ==========   ========    ======= ==========
Equity securities.................. $      994   $    658    $    -- $    1,652
                                    ==========   ========    ======= ==========

   The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized    Fair
                                                          Cost       Value
                                                        ---------- ----------
  Fixed maturity securities, excluding mortgage-backed
    securities:
         Due in one year or less....................... $  178,254 $  181,698
         Due after one year through five years.........    945,610    995,123
         Due after five years through ten years........  1,932,865  2,070,009
         Due after ten years...........................  3,553,382  3,895,444
  Mortgage-backed securities...........................    899,067    940,958
                                                        ---------- ----------
     Total fixed maturity securities................... $7,509,178 $8,083,232
                                                        ========== ==========

(d)Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                2004       2003        2002
                                             ---------  ----------  ----------
                                                        (Restated)  (Restated)
Gross unrealized gains...................... $ 608,049   $ 557,188   $ 501,299
Gross unrealized losses.....................   (34,024)    (46,844)   (171,686)
Deferred policy acquisition costs...........  (105,770)   (113,247)    (68,692)
Deferred income tax expense.................  (161,051)   (134,833)    (88,520)
                                             ---------   ---------   ---------
   Net unrealized gains on securities....... $ 307,204   $ 262,264   $ 172,401
                                             =========   =========   =========

(e)Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $531,122,642 and $596,986,014, respectively, and an aggregate market value of $553,047,938 and $597,928,332, respectively.

(f)Non-income Producing Assets: Non-income producing assets were insignificant to the Company's Statement of Income.

(g)Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

(h)Statutory Deposits: Securities with a carrying value of $6,458,281 and $6,520,968 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

(i)Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties located in 8 geographic regions, with loans totaling approximately 49% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 19% by properties located in the West region, 11% by properties located in the Mid-Atlantic region and 6% in the Mid-West region. No more than 5% of the portfolio was secured by properties in any other region. At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 33% for office, 20% for residential, 19% for retail, 17% for hotel/motel, 6% for industrial, and 5% other.

4. Deferred Policy Acquisition Costs

   The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                    Years ended December 31,
                                                  ----------------------------
                                                    2004      2003      2002
                                                  --------  --------  --------
Balance at beginning of year..................... $ 85,908  $173,205  $198,453
Acquisition costs deferred.......................    2,883     4,713    59,400
Amortization charged to income...................  (31,142)  (47,455)  (15,160)
Effect of net unrealized gains/losses............    7,477   (44,555)  (68,692)
Deferred policy acquisition costs transfer for
  terminated reinsurance.........................       --        --      (796)
                                                  --------  --------  --------
Balance at end of year........................... $ 65,126  $ 85,908  $173,205
                                                  ========  ========  ========

   During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company expensed deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5. Policyholder Contract Deposits and Future Policy Benefits

    (a)The analysis of the policyholder contract deposit liabilities and future policy benefits at December 31, 2004 and 2003 follows (in thousands):

                                                    2004         2003
                                                 ----------   ----------
        Policyholder contract deposits:
        Annuities............................... $4,356,244   $4,467,621
        Guaranteed investment contracts (GICs)..    356,245      393,674
        Universal life..........................    113,913      112,732
        Corporate-owned life insurance..........     34,111       32,516
        Other investment contracts..............     53,418       53,150
                                                 ----------   ----------
                                                 $4,913,931   $5,059,693
                                                 ==========   ==========

                                                    2004         2003
                                                 ----------   ----------
                                                 (Restated)   (Restated)
        Future policy benefits:
        Ordinary life........................... $   18,946   $   19,951
        Group life..............................     26,849       23,304
        Life contingent annuities...............  1,358,569    1,158,200
        Terminal funding........................  1,120,582    1,121,810
        Accident and health.....................     51,296       31,547
                                                 ----------   ----------
                                                 $2,576,242   $2,354,812
                                                 ==========   ==========

    (b)The liability for policyholder contract deposits has been established based on the following assumptions:

       (i)Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 0 percent to 6.0 percent grading to zero over a period of 0 to 7 years.

      (ii)GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.0 percent to 7.6 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

     (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.58 percent.

      (iv)The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 5.55 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

(c)The liability for future policy benefits has been established based upon the following assumptions:

(i)Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 3.78 percent.

(ii)Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 9.2 percent.

6. Reserves for Guaranteed Benefits

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                 Return of Net Deposits
                                                 Plus a Minimum Return
                                                 ----------------------
                                                 (dollars in millions)
        Account value...........................     $         190
        Net amount at risk (a)..................                11
        Average attained age of contract holders                66
        Range of GMDB increase rates (b)........     0.00%-10.00%
--------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b) Reinsured with top rated carriers.

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                          (In thousands)
       Balance at January 1, 2004 (b)....................          $  81
       Guaranteed benefits incurred......................            225
       Guaranteed benefits paid..........................           (256)
                                                                   -----
       Balance at December 31, 2004......................          $  50
                                                                   =====
--------
(b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-01.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

  .   Data used was 1,000 stochastically generated investment performance scenarios.
  .   Mean investment performance assumption was 10%.
  .   Volatility assumption was 16%.
  .   Mortality was assumed to be 87.5% of the 1983a table.
  . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.
  .   The discount rate was 8%.

7. Income Taxes

   (a) Income tax liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                      ----------------------
                                                         2004         2003
                                                      ----------   ----------
                                                      (Restated)   (Restated)
  Current tax receivables                               $ 26,343     $ 29,720
  Net deferred tax liabilities                           (99,518)     (81,961)
                                                        --------     --------
     Income taxes payable                               $(73,175)    $(52,241)
                                                        ========     ========

The components of deferred tax assets and liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                      ----------------------
                                                         2004         2003
                                                      ----------   ----------
                                                      (Restated)   (Restated)
   Deferred tax assets:
      Policy reserves                                   $ 64,333     $ 52,546
      Basis differential of investments                    5,699        7,585
      Other                                                2,137        8,815
                                                        --------     --------
                                                          72,169       68,946
                                                        --------     --------
   Deferred tax liabilities:
      Net unrealized gains on debt and equity
        securities available for sale                   $162,317     $136,029
      Deferred policy acquisition costs                    5,546       10,897
      Other                                                3,824        3,981
                                                        --------     --------
                                                         171,687      150,907
                                                        --------     --------
   Net deferred tax liabilities                         $(99,518)    $(81,961)
                                                        ========     ========

(b)Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2004, the Company had approximately $2.9 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $1,008,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

(c)The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 35% to pretax income as a result of the following differences (in thousands):

                                                 Years ended December 31,
                                            ----------------------------------
                                               2004        2003        2002
                                            ----------  ----------  ----------
                                            (Restated)  (Restated)  (Restated)
Income tax expense at statutory percentage
  of GAAP pretax income....................    $52,496     $47,649      $1,836
State income tax...........................        510         892         815
Prior year true-ups........................       (696)       (549)       (495)
Other......................................         62        (120)        189
                                               -------     -------      ------
   Income tax expense......................    $52,372     $47,872      $2,345
                                               =======     =======      ======

(d)The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

       On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance
       (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9. Derivative Financial Instruments

    (a)Use of Derivative Financial Instruments:

       The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

    (b)Interest Rate and Currency Swap Agreements:

       Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

       Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

       The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

       The Company continues to believe its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

       Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

   Interest rate and currency swap agreements at December 31 were as follows (in millions):

                                                            2004    2003
                               -                           ------  -----
      Liability Swaps
      Interest rate swap agreements to receive floating
        rate:
         Notional amount.................................. $  175  $ 175
         Fair value.......................................   (6.6)  (9.5)

      Asset Swaps
      Currency swap agreements (receive U.S. dollars/pay
        Canadian dollars):
         Notional amount (in U.S. dollars)................ $   30  $  30
         Fair value.......................................  (13.1)  (9.5)

      Currency swap agreements (receive U.S. dollars/pay
        Euro dollars):
         Notional amount (in U.S. dollars)................ $    5  $   5
         Fair Value.......................................   (1.7)  (1.1)

      Currency swap agreements (receive U.S. dollars/pay
        Australian dollars):
         Notional amount (in U.S. dollars)................ $    5  $  --
         Fair Value.......................................    (.3)    --

    (c)Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

10.Fair Value of Financial Instruments

   Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

   The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                           Fair     Carrying
   2004                                                   Value      Amount
   ----                                                 ---------- ----------
                                                        (Restated) (Restated)
   Cash and short-term investments..................... $   17,439 $   17,439
   Fixed maturities....................................  8,083,232  8,083,232
   Equity securities...................................      1,807      1,807
   Mortgage and policy loans...........................    402,558    380,010
   Investment contracts................................  4,977,664  4,712,489
   Other long-term investments.........................     42,127     42,127
   Assets and liabilities related to separate accounts.    204,782    204,782
   Derivative liabilities..............................     21,933     21,933

                                                           Fair     Carrying
   2003                                                   Value      Amount
   ----                                                 ---------- ----------
                                                        (Restated) (Restated)
   Cash and short-term investments..................... $   96,210 $   96,210
   Fixed maturities....................................  7,791,941  7,791,941
   Equity securities...................................      1,652      1,652
   Mortgage and policy loans...........................    466,478    425,123
   Investment contracts................................  4,947,379  4,861,295
   Other long-term investments.........................     70,303     70,303
   Assets and liabilities related to separate accounts.    216,087    216,087
   Derivative liabilities..............................     20,569     20,569

    (b)The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

       Fixed maturity securities: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

       Other long-term investments: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

       Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.Shareholder's Equity

    (a)The Company may not distribute dividends to its Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2004 or 2003.

    (b)The Company received a cash capital contribution from its parent in the amount of $41 million in 2002.

12.Employee Benefits

   Effective January 1, 2002, substantially all of the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.Reinsurance

    (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

       December 31, 2004

                                                                 Premiums and Other Considerations
                                                      Life     -------------------------------------
                                                    Insurance            Accident
                                                    in Force     Life   and Health  Annuity   Total
                                                   ----------  -------  ----------  -------  -------
   Gross Premiums................................. 40,437,034  158,880      48,518  246,866  454,264
       Assumed - Nonaffiliated....................  1,045,988    2,353          --       --    2,353
       Assumed - Affiliated.......................        299       --          --       --       --
                                                   ----------  -------      ------  -------  -------
   Total Assumed..................................  1,046,287    2,353          --       --    2,353
       Ceded - Nonaffiliated......................    576,871    2,602       7,075      317    9,994
       Ceded - Affiliated.........................        785      (58)     22,496       --   22,438
                                                   ----------  -------      ------  -------  -------
   Total Ceded....................................    577,656    2,544      29,571      317   32,432
                                                   ----------  -------      ------  -------  -------
   Net Premiums................................... 40,905,665  158,689      18,947  246,549  424,185
                                                   ==========  =======      ======  =======  =======
Percentage of Amount Assumed to Net...............        2.6%     1.5%          0%       0%     0.6%

   December 31, 2003

                                                                 Premiums and Other Considerations
                                                      Life     -------------------------------------
                                                    Insurance            Accident
                                                    in Force     Life   and Health  Annuity   Total
                                                   ----------  -------  ----------  -------  -------
   Gross Premiums................................. 37,356,256  144,772      42,957  237,875  425,604
       Assumed - Nonaffiliated....................  1,105,544    3,433         230       --    3,663
       Assumed - Affiliated.......................        500       --          --       --       --
                                                   ----------  -------      ------  -------  -------
   Total Assumed..................................  1,106,044    3,433         230       --    3,663
       Ceded - Nonaffiliated......................    610,020    3,009      13,845      397   17,251
       Ceded - Affiliated.........................        845    1,593      20,015       --   21,608
                                                   ----------  -------      ------  -------  -------
   Total Ceded....................................    610,865    4,602      33,860      397   38,859
                                                   ----------  -------      ------  -------  -------
   Net Premiums................................... 37,851,435  143,603       9,327  237,478  390,408
                                                   ==========  =======      ======  =======  =======
Percentage of Amount Assumed to Net...............        2.9%     2.4%        2.5%       0%     0.9%

   December 31, 2002

                                                                 Premiums and Other Considerations
                                                               ------------------------------------
                                                      Life              Accident
                                                    Insurance             and
                                                    in Force     Life    Health    Annuity   Total
                                                   ----------  -------  --------   -------  -------
   Gross Premiums................................. 37,923,271  125,430    36,095    85,083  246,608
       Assumed - Nonaffiliated.................... 20,539,992    1,762      (230)       --    1,532
       Assumed - Affiliated.......................        965       95        --        --       95
                                                   ----------  -------    ------    ------  -------
   Total Assumed.................................. 20,540,957    1,857      (230)       --    1,627
       Ceded - Nonaffiliated......................    776,580    2,733    10,887       399   14,019
       Ceded - Affiliated......................... 19,405,975       26    17,899        --   17,925
                                                   ----------  -------    ------    ------  -------
   Total Ceded.................................... 20,182,555    2,759    28,786       399   31,944
                                                   ----------  -------    ------    ------  -------
   Net Premiums................................... 38,281,673  124,528     7,079    84,684  216,291
                                                   ==========  =======    ======    ======  =======
Percentage of Amount Assumed to Net...............       53.7%     1.5%     (3.2%)       0%     0.8%

    (b)Reinsurance recoveries, which reduced death and other benefits, approximated $19,552,000 and $25,960,000 respectively, for the years ended December 31, 2004 and 2003.

   The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.Transactions with Related Parties

    (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $22,438,000 and $3,411,000, respectively, for the year ended
       December 31, 2004. Premium income and commission ceded for 2003 amounted to $21,607,000 and $2,397,000, respectively. Premium income and commission ceded for 2002 amounted to $17,925,000 and $2,473,000, respectively. Premium income and commission expense assumed from affiliates aggregated $0 and $0, respectively, for 2004, compared to $0 and $0, respectively, for 2003, and $95,000 and $3,000, respectively, for 2002.

       In 2003, the Company commuted a ceded reinsurance treaty with Lexington Insurance Company that was fully offset by commuting an assumed reinsurance treaty with Metropolitan Life Insurance Company, resulting in no net impact to the Company's results of operations or financial position.

    (b)The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $13,302,000 in premiums relating to this business for 2004, $11,399,000 for 2003, and $4,042,000 for 2002.

    (c)The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $13,126,000, $10,589,000 and $6,556,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $7,648,000, respectively, for costs incurred by the Company but attributable to affiliates.

    (d)The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

15.Restatement

   In connection with preparation of AIG's consolidated financial statements included in the 2004 Annual Report on Form 10-K, AIG's current management initiated an internal review of AIG's books and records, which was substantially expanded in mid-March. As a result of the internal review, AIG concluded that the accounting for certain transactions and certain relationships needed to be restated or adjusted. As part of this internal review, the Company completed a review of its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the First Restatement). The restated consolidated financial statements were issued on May 2, 2005.

   As announced on November 9, 2005, AIG identified certain errors, the preponderance of which were identified during the remediation of material weaknesses in internal controls at AIG, that due to their significance, caused AIG to restate results again. As part of this restatement, the Company again identified certain errors in its own books and records and concluded that the accounting for certain transactions needed to be restated or adjusted also (the Second Restatement).

   The following provides details of the accounting adjustments included in the Restatements of the Company's financial statements. Relevant disclosures have been restated in the footnotes affected by the restatements discussed below.

   a) Details of Accounting Adjustments included in the First Restatement

  . General Allowance for Mortgage Loans. Prior to 2002, the Company had established a general allowance for mortgage loans in case of adverse development in their mortgage loan portfolio. Since the Company performs a loan-specific review for impairments at the end of each reporting period, the Company determined that the general allowance was not correct under GAAP and has reversed the general allowance for mortgage loans. The effect of the mortgage loan reserve adjustment was to increase the Company's Mortgage loans on real estate by $19.0 million in 2003, with a corresponding after tax impact of $12.4 million increasing the Company's 2002 Beginning retained earnings as the reserve was established prior to 2002.

  . Liability for Pending Surrenders and Withdrawals. In 2002, processing of certain annuity surrenders and withdrawals resulted in a duplication of the pending liability. This duplication error was identified and corrected in 2003. This restatement records that correction and removes the duplicate pending liability in 2002. The effect of this adjustment was to increase the Company's Death and other benefits by $18.9 million in 2003 and reduced Death and other benefits by $18.9 million in 2002.

  . Cash flow information. Certain cash flow information was restated to conform to the new 2004 presentation. This primarily related to the presentation of interest credited to policyholders and the presentation of policyholder deposits and withdrawals. The impact of these reclassifications had no effect on the Company's cash position in any period.

  . Other. Various non-significant adjustments are reflected to correct or adjust the previously reported GAAP amounts.

   b) Details of Accounting Adjustments included in the Second Restatement

  . Accounting for Derivatives (FASB No. 133 - "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133")). During the third quarter of 2005, the Company identified and corrected additional errors identified during AIG's remediation of the previously disclosed material weakness in internal controls surrounding accounting for derivatives and related assets and liabilities under FAS 133. The Company identified hedging relationships for which (1) required contemporaneous hedge documentation was not completed in a timely manner, and (2) the short cut method of hedge accounting was incorrectly applied. The Company continues to believe such hedging activities have been and remain economically effective, but did not and do not currently qualify for hedge accounting. This restatement reflects an adjustment to reverse hedge accounting and record mark-to-market adjustments on derivatives as realized gains and losses. This adjustment was generally a reclassification of changes in fair value of the Company's derivatives between Accumulated other comprehensive income and Realized capital gains (losses). The Company's Income before income taxes increased by $1.0 million in 2004, decreased by $7.5 million in 2003 and decreased by $15.0 million in 2002 as a result of the adjustments related to derivatives. The Company's Beginning retained earnings increased by $1.6 million in 2002 as a result of adjustments related to derivatives in prior periods.

  . Real Estate Partnerships. The Company identified and corrected the accounting for certain real estate partnerships for which the Company incorrectly applied the equity method of accounting. The effect of the real estate partnerships adjustment on the Company's Net investment income was $(4.0) million, $(1.4) million and $1.9 million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $6.5 million in 2002 as result of adjustments related to these partnerships in prior periods.

  . Payout Annuity Reserves. The Company identified and corrected prior period reserves related to their payout annuities due to errors discovered in its reserving system. This restatement reflects an adjustment to record the correct level of reserves for these policies under GAAP. The effect of the correction to the Company's Increase in future policy benefits was $3.5 million, $4.2 million and $2.1 million for 2004, 2003 and 2002, respectively. The Company's Beginning retained earnings decreased $.7 million in 2002 as a result of this correction in prior periods.

   A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                               As of and for the year ended
                                                     December 31, 2004
                                            ----------------------------------
                                                As
                                            previously                  As
                                             reported   Adjustment   Restated
                                            ----------  ----------  ----------
Balance Sheets
   Other long-term investments............. $   55,608    $(13,481) $   42,127
   Total assets............................  8,999,685     (13,481)  8,986,204
   Future policy benefits for life and
     accident and health insurance
     contracts.............................  2,565,402      10,840   2,576,242
   Income taxes payable....................     81,688      (8,513)     73,175
   Total liabilities.......................  7,930,305       2,327   7,932,632
   Accumulated other comprehensive income..    294,796      12,408     307,204
   Retained earnings.......................    533,334     (28,216)    505,118
   Total liabilities and shareholders'
     equity................................  8,999,685     (13,481)  8,986,204

Statements of Income
   Net investment income...................    548,964      (4,005)    544,959
   Realized capital gains (losses).........    (15,833)      1,014     (14,819)
   Increase in future policy benefits......    159,285       3,501     162,786
   Deferred income tax expense.............     (6,389)     (2,272)     (8,661)
   Net income (loss).......................    101,784      (4,220)     97,564

Statements of Shareholders' Equity
   Change in net derivative losses arising
     from cash flow hedging activities.....       (107)        107          --
   Deferred income tax benefit on above
     changes...............................         38         (38)         --
   Accumulated other comprehensive income..    294,796      12,408     307,204
   Retained earnings.......................    533,334     (28,216)    505,118
   Total shareholders' equity..............  1,069,380     (15,808)  1,053,572

                                                As of and for the year ended
                                                      December 31, 2004
                                              --------------------------------
                                                  As
                                              previously                 As
                                               reported   Adjustment  restated
                                              ----------  ----------  --------
Statements of Cash Flows
   Change in insurance reserves..............   $228,292     $ 3,501   231,793
   Realized capital (gains) losses...........     15,833      (1,014)   14,819
   Change in income taxes - net..............     (3,012)     (2,272)   (5,284)
   Net cash provided by operating activities.    428,899      (4,005)  424,894
   Sales or distributions of other
     long-term investments...................         --       4,329     4,329
   Investments in other long-term
     investments.............................      4,272        (324)    3,948
   Net cash provided by investing activities.    (84,802)      4,005   (80,797)

                                                               As of and for the year ended
                                                                    December 31, 2003
                                                   ----------------------------------------------------
                                                   As previously  Adjustments  Adjustments
                                                   reported prior   made in      made in
                                                       to the         the          the
                                                       first         first       second
                                                    restatement   restatement  restatement  As restated
                                                   -------------- -----------  -----------  -----------
Balance Sheets
   Mortgage loans on real estate..................     $  395,008     $19,000     $     --      414,008
   Amounts due from related parties...............         14,425       3,100           --       17,525
   Other long-term investments....................         79,779          --       (9,476)      70,303
   Total assets...................................      8,846,820      29,323       (9,476)   8,866,667
   Future policy benefits for life and accident
     and health insurance contracts...............      2,347,473          --        7,339    2,354,812
   Income taxes payable...........................         51,450       7,070       (6,279)      52,241
   Derivative liabilities, at fair value..........         19,448          --        1,121       20,569
   Other liabilities..............................        183,925       1,900           --      185,825
   Total liabilities..............................      7,937,225      16,193        2,181    7,955,599
   Accumulated other comprehensive income.........        250,575        (650)      12,339      262,264
   Retained earnings..............................        417,770      13,780      (23,996)     407,554
   Total liabilities and shareholders' equity.....      8,846,820      29,323       (9,476)   8,866,667

                                                            As of and for the year ended
                                                                 December 31, 2003
                                                   ---------------------------------------------
                                                        As
                                                    previously  Adjustments Adjustments
                                                     reported     made in     made in
                                                   prior to the     the         the
                                                      first        first      second       As
                                                   restatement  restatement restatement restated
                                                   ------------ ----------- ----------- --------
Statements of Income
   Net investment income..........................   $542,949     $ 2,600    $ (1,357)  $544,192
   Realized capital gains (losses)................      1,143        (400)     (7,502)    (6,759)
   Increase in future policy benefits.............    161,385          --       4,201    165,586
   Death and other benefits.......................    310,501      13,738          --    324,239
   Insurance acquisition and other operating
     expenses.....................................     81,664      (1,773)         --     79,891
   Deferred income tax expense....................     23,473      (3,900)     (4,571)    15,002
   Net income (loss)..............................    103,994      (7,238)     (8,489)    88,267

Statements of Shareholders' Equity
   Change in net unrealized appreciation of
     investments - net of reclassifications.......   $134,876     $ 1,300    $     --   $136,176
   Deferred income tax expense on above changes...    (45,858)       (455)         --    (46,313)
   Change in net derivative losses arising from
     cash flow hedging activities.................     (6,381)         --       6,381         --
   Deferred income tax benefit on above changes...      2,233          --      (2,233)        --
   Accumulated other comprehensive income.........    250,575        (650)     12,339    262,264
   Retained earnings..............................    417,770      13,780     (23,996)   407,554
   Total shareholders' equity.....................    909,595      13,130     (11,657)   911,068

                                                             As of and for the year ended
                                                                   December 31, 2003
                                                   ------------------------------------------------
                                                        As
                                                    previously   Adjustments  Adjustments
                                                     reported      made in      made in
                                                   prior to the      the          the
                                                      first         first       second        As
                                                   restatement   restatement  restatement  restated
                                                   ------------  -----------  -----------  --------
Statements of Cash Flows
   Change in insurance reserves...................    $ 185,168    $      --     $  4,201   189,369
   Change in other policyholders' contracts.......      (69,434)      88,704           --    19,270
   Interest credited to policyholder contracts....           --      221,986           --   221,986
   Change in income taxes - net...................         (311)      (3,900)      (4,571)   (8,782)
   Change in deferred policy acquisition costs....       42,741         (300)          --    42,441
   Realized capital (gains) losses................       (1,143)         400        7,502     6,759
   Change in other assets and liabilities - net...       51,566       (4,100)          --    47,466
   Net cash provided by operating activities......      295,154      295,552       (1,357)  589,349
   Sales or distributions of other long-term
     investments..................................           --                    16,122    16,122
   Investments in other long-term investments.....       24,693       (3,800)     (14,765)    6,128
   Net cash used in investing activities..........     (254,686)      (3,800)       1,357  (257,129)
   Net policyholder account deposits/withdrawals..      (38,193)      38,193           --        --
   Deposits on policyholders contracts............           --      260,495           --   260,495
   Withdrawals on policyholder contracts..........           --     (590,440)          --  (590,440)
   Net cash (used in) financing activities........      (38,193)    (291,752)          --  (329,945)

                                                              As of and for the year ended
                                                                   December 31, 2002
                                                   -------------------------------------------------
                                                        As
                                                    previously   Adjustments  Adjustments
                                                     reported      made in      made in
                                                   prior to the      the          the
                                                      first         first       second         As
                                                   restatement   restatement  restatement   restated
                                                   ------------  -----------  -----------  ---------
Statements of Income
   Net investment income..........................    $ 540,971     $ (4,900)    $  1,852  $ 537,923
   Realized capital gains (losses)................     (142,314)      47,100      (15,017)  (110,231)
   Increase in future policy benefits.............       (3,319)          --        2,068     (1,251)
   Death and other benefits.......................      324,161      (18,938)          --    305,223
   Insurance acquisition and other operating
     expenses.....................................       41,144       12,646           --     53,790
   Deferred income tax expense....................      (36,936)      17,585       (5,332)   (24,683)
   Net income (loss)..............................      (19,850)      32,653       (9,901)     2,902

Statements of Shareholders' Equity
   Change in net unrealized appreciation of
     investments - net of reclassifications.......    $ 205,565     $(46,100)    $     --  $ 159,465
   Deferred income tax expense on above changes...      (69,223)      16,135           --    (53,088)
   Change in net derivative losses arising from
     cash flow hedging activities.................      (15,017)          --       15,017         --
   Deferred income tax benefit on above changes...        5,256           --       (5,256)        --
   Accumulated other comprehensive
   Income - Beginning.............................       39,124       28,470       (1,570)    66,024
   Accumulated other comprehensive income.........      165,705       (1,495)       8,191    172,401
   Retained earnings - Beginning..................      333,626      (11,635)      (5,606)   316,385
   Retained earnings..............................      313,776       21,018      (15,507)   319,287
   Total shareholders' equity.....................      720,731       19,523       (7,316)   732,938

                                                              As of and for the year ended
                                                                   December 31, 2002
                                                   -------------------------------------------------
                                                        As
                                                    previously   Adjustments  Adjustments
                                                     reported      made in      made in
                                                   prior to the      the          the
                                                      first         first       second         As
                                                   restatement   restatement  restatement   restated
                                                   ------------  -----------  -----------  ---------
Statements of Cash Flows
   Change in insurance reserves...................   $ (139,000) $        --     $  2,068   (136,932)
   Change in other policyholders' contracts.......      947,993   (1,115,306)          --   (167,313)
   Interest credited to policyholder contracts....           --      280,974           --    280,974
   Change in income taxes - net...................      (30,621)      17,585       (5,332)   (18,368)
   Change in deferred policy acquisition costs....      (42,114)       1,300           --    (40,814)
   Realized capital (gains) losses................      142,314      (47,100)      15,017    110,231
   Change in other assets and liabilities - net...      124,488       10,700           --    135,188
   Net cash provided by operating activities......    1,100,242     (819,194)       1,852    282,900
   Sales or distributions of other long-term
     investments..................................           --           --       28,443     28,443
   Investments in other long-term investments.....       (3,431)       3,800      (30,295)   (29,926)
   Net cash used in investing activities..........     (997,345)       3,800       (1,852)  (995,397)
   Net policyholder account deposits/withdrawals..     (143,909)     143,909           --         --
   Deposits on policy holders contracts...........           --    1,109,206           --  1,109,206
   Withdrawals on policyholder contracts..........           --     (437,721)          --   (437,721)
   Net cash (used in) financing activities........     (102,909)     815,394           --    712,485

                     AMERICAN INTERNATIONAL LIFE ASSURANCE
                              COMPANY OF NEW YORK
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                        UNAUDITED FINANCIAL STATEMENTS

               FOR THE PERIODS ENDED SEPTEMBER 30, 2005 AND 2004

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                                (in thousands)

                                         September 30 December 31 December 31
                                             2005        2004        2003
                                         ------------ ----------- -----------
                                         (Unaudited)  (Restated)  (Restated)
   Assets

   Investments:

   Fixed maturities:
      Bonds available for sale, at fair
        value...........................  $7,990,828  $8,083,232  $7,791,941
      (cost: 2005 - $7,530,859;
      2004 - $7,509,178; 2003
        -$7,282,256)
   Equity securities available for
     sale, at fair value................       4,990       1,807       1,652
      (cost: 2005 - $5,175; 2004 -
        $1,837; 2003 - $994)
   Mortgage loans on real estate........     326,597     368,752     414,008
   Policy loans.........................      10,712      11,258      11,115
   Other long-term investments..........      45,748      42,127      70,303
   Short-term investments, at cost
     (approximates fair value)..........      37,664      15,157      93,935
                                          ----------  ----------  ----------
      Total investments.................   8,416,539   8,522,333   8,382,954

   Cash.................................          --       2,282       2,275
   Investment income due and accrued....     121,981     119,047     116,023
   Reinsurance assets...................      35,871      46,974      37,266
   Deferred policy acquisition costs....      76,657      65,126      85,908
   Amounts due from related parties.....       6,014       9,396      17,525
   Other assets.........................       6,783      16,264       8,629
   Assets held in separate accounts.....     192,441     204,782     216,087
                                          ----------  ----------  ----------
      Total assets......................  $8,856,286  $8,986,204   8,866,667
                                          ==========  ==========  ==========

                See accompanying notes to financial statements.

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                           September 30 December 31 December 31
                                               2005        2004        2003
                                           ------------ ----------- -----------
                                           (Unaudited)  (Restated)  (Restated)
Liabilities

Policyholders' contract deposits..........  $4,683,719  $4,913,931  $5,059,693
Future policy benefits for life and
  accident and health insurance contracts.   2,671,606   2,576,242   2,354,812
Reserve for unearned premiums.............       9,251       1,425       5,338
Policy and contract claims................      35,349      75,310      61,034
Income taxes payable......................      55,529      73,175      52,241
Derivative liabilities, at fair value.....      18,037      21,933      20,569
Amounts due to related parties............       3,183      18,200          --
Other liabilities.........................      72,187      47,634     185,825
Liabilities related to separate accounts..     192,441     204,782     216,087
                                            ----------  ----------  ----------
   Total liabilities......................   7,741,302   7,932,632   7,955,599
                                            ----------  ----------  ----------
Shareholder's equity

Common stock, $200 par value; 16,125
  shares authorized, issued
  and outstanding                                3,225       3,225       3,255
Additional paid-in capital................     238,025     238,025     238,025
Accumulated other comprehensive income....     254,182     307,204     262,264
Retained earnings.........................     619,552     505,118     407,554
                                            ----------  ----------  ----------
   Total shareholder's equity.............   1,114,984   1,053,572     911,068
                                            ----------  ----------  ----------
Total liabilities and shareholder's equity  $8,856,286  $8,986,204  $8,866,667
                                            ==========  ==========  ==========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                             STATEMENTS OF INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                      ------------------
                                                        2005      2004
                                                      --------  --------
        Revenues:
           Premiums and other considerations......... $218,089  $317,415
           Net investment income.....................  441,739   413,550
           Realized capital gains (losses)...........   (8,565)    7,190
                                                      --------  --------
               Total revenues........................  651,263   738,155
                                                      --------  --------
        Benefits and expenses:
           Death and other benefits..................  192,888   258,919
           Increase in future policy benefits........   93,554   129,088
           Interest credited on policyholder
             contract deposits.......................  142,481   131,786
           Insurance acquisition and other operating
             expenses................................   45,496    55,314
                                                      --------  --------
               Total benefits and expenses...........  474,419   575,107
                                                      --------  --------
        Income before income taxes...................  176,844   163,048
                                                      --------  --------
        Income taxes:
           Current...................................   40,211    43,463
           Deferred..................................   22,199    12,926
                                                      --------  --------
               Total income tax expense..............   62,410    56,389
                                                      --------  --------
        Net income................................... $114,434  $106,659
                                                      ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                                (in thousands)

                                           September   December    December
                                             2005        2004        2003
                                          ----------- ----------  ----------
                                          (Unaudited) (Restated)  (Restated)
   Common stock

   Balance at beginning and end of year.. $    3,225  $    3,225   $  3,225
                                          ----------  ----------   --------
   Additional paid-in capital

   Balance at beginning and end of year..    238,025     238,025    238,025
                                          ----------  ----------   --------
   Accumulated other comprehensive
     income

   Balance at beginning of year..........    307,204     262,264    172,401
   Change in net unrealized appreciation
      (depreciation) of investments -
        net of reclassifications.........    (81,630)     71,158    136,176
      Deferred income tax benefit
        (expense) on above changes.......     28,608     (26,218)   (46,313)
                                          ----------  ----------   --------
   Balance at end of year................    254,182     307,204    262,264
                                          ----------  ----------   --------
   Retained earnings

   Balance at beginning of year..........    505,118     407,554    319,287
   Net income............................    114,434      97,564     88,267
                                          ----------  ----------   --------
   Balance at end of year................    619,552     505,118    407,554
                                          ----------  ----------   --------
          Total shareholders' equity..... $1,114,984  $1,053,572   $911,068
                                          ==========  ==========   ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CASH FLOWS
                                (in thousands)
                                  (Unaudited)

                                                       Nine months ended
                                                         September 30,
                                                   ------------------------
                                                       2005         2004
                                                   -----------  -----------
   Cash flows from operating activities:
      Net income.................................. $   114,434  $   106,659

   Adjustments to reconcile net income to net
     cash provided by operating activities:
          Change in insurance reserves............      63,228      135,056
          Change in premiums and insurance
            balances receivable and payable -
            net...................................          --           --
          Change in reinsurance assets............      11,103        2,917
          Change in deferred policy
            acquisition costs.....................      22,274       21,522
          Change in other policyholders'
            contracts.............................      (2,538)     (12,732)
          Interest credited to policyholder
            contracts.............................     142,481      131,786
          Change in investment income due and
            accrued...............................      (2,934)     (10,829)
          Realized capital (gains) losses.........       8,598       (7,191)
          Change in income taxes - net............      10,960        9,796
          Change in reserves for commissions,
            expenses and taxes....................        (419)      (1,561)
          Amortization of premiums and
            discounts on securities...............     (13,874)     (11,849)
          Change in other assets and
            liabilities - net.....................      30,712      (80,052)
                                                   -----------  -----------
   Net cash provided by operating activities......     384,025      283,522

   Cash flows from investing activities:
          Sale of fixed maturities................   1,381,989    1,315,682
          Redemptions and maturities of fixed
            maturities............................     410,359      298,052
          Sale of equity securities...............       4,231          532
          Purchase of fixed maturities............  (1,810,523)  (1,776,864)
          Purchase of equity securities...........      (7,724)      (1,004)
          Purchase of real estate.................      (2,008)      (2,110)
          Mortgage loans funded...................     (31,662)     (39,223)
          Repayments of mortgage loans............      65,584       29,940
          Change in policy loans..................         546          168
          Change in short-term investments........     (22,470)      78,502
          Sales or distributions of other
            long-term investments.................      12,320        6,264
          Investments in other long-term
            investments...........................     (14,964)       2,277
          Other - net.............................      (1,831)      (4,119)
                                                   -----------  -----------
   Net cash provided by (used in) investing
     activities...................................     (16,153)     (91,903)

   Cash flows from financing activities:
          Deposits on policyholder contracts......      54,699      137,191
          Withdrawals on policyholder
            contracts.............................    (424,853)    (331,085)
                                                   -----------  -----------
   Net cash provided by (used in) financing
     activities...................................    (370,154)    (193,894)
                                                   -----------  -----------
   Change in cash.................................      (2,282)      (2,275)
   Cash at beginning of period....................       2,282        2,275
                                                   -----------  -----------
   Cash at end of year............................ $        --  $        --
                                                   ===========  ===========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)
                                  (Unaudited)

                                                      Nine months ended
                                                        September 30,
                                                     ------------------
                                                       2005      2004
                                                     --------  --------
       Comprehensive income

       Net income................................... $114,434  $106,659

       Other comprehensive income

       Change in net unrealized appreciation
         (depreciation) of investments - net of
         reclassifications..........................  (81,630)   33,704
          Deferred income tax benefit (expense) on
            above changes...........................   28,608   (11,673)
                                                     --------  --------
       Other comprehensive income (loss)............  (53,022)   22,031
                                                     --------  --------
       Comprehensive income......................... $ 61,412  $128,690
                                                     ========  ========

                See accompanying notes to financial statements

           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Summary of Significant Accounting Policies

   Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

   The interim financial statements for the nine month periods are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the financial statements have been included. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the financial statements. Therefore, actual results could differ from those estimates and could have a material impact on the financial statements, and it is possible that such changes could occur in the near term.

   Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation.

2. Other Events

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

                           PART C: OTHER INFORMATION

Item 26. Exhibits

(a) Board of Directors Resolution.

    (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts. (1)

(b) Custodian Agreements. Inapplicable

(c) Underwriting Contracts.

    (1) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (5)

    (2)       Form of Selling Group Agreement. (7)

(d) Contracts.

    (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating (Policy Form No. 21GVULD997). (2)

    (2) Form of Group Flexible Premium Variable Life Insurance Certificate (Certificate Form No. 26GVULD997). (2)

(e) Applications.

    (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 24COLI400NY. (5)

    (2) Form of Supplemental Application for Life Insurance, Form No. 24GVSUP997NY. (8)

    (3)       Form of Subaccount Transfer Request form. (8)

    (4)       Form of Premium Allocation form. (8)

    (5)       Form of Loan/Surrender Request form. (8)

    (6)       Form of Dollar Cost Averaging Request form. (8)

    (7)       Form of Change Request form. (8)

    (8)       Form of Reallocation and Rebalancing Request form. (8)

(f) Depositor's Certificate of Incorporation and By-Laws.

    (1) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (5)

    (2) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

    (3) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

    (4) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

    (5) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

    (6) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

    (7) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

(g) Reinsurance Contracts. Inapplicable

(h) Participation Agreements.

    (1)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and American International Life Assurance Company of New York. (5)

    (2)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AI Life Assurance Company of New York. (4)

    (2)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.),

              Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and American International Life Assurance Company of New York. (5)

    (3)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and American International Life Assurance Company of New York. (5)

    (4)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York. (6)

    (4)(b) Form of Participation Agreement Amendment by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and American International Life Assurance Company of New York. (8)

    (5)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and American International Life Assurance Company of New York. (6)

    (6)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and American International Life Assurance Company of New York. (6)

    (7)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and American International Life Assurance Company of New York. (6)

    (8)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and American International Life Assurance Company of New York. (6)

    (9)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (6)

    (10)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and American International Life Assurance Company of New York. (6)

    (11)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and American International Life Assurance Company of New York. (6)

    (12)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

    (13)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

    (14)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American International Life Assurance Company of New York. (6)

    (15)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and American International Life Assurance Company of New York. (8)

    (16)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and American International Life Assurance Company of New York. (8)

    (16)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and American International Life Assurance Company of New York. (8)

(i) Administrative Contracts.

    (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (5)

    (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (5)

    (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (5)

    (4) Form of Addendum No. 6 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated June 9, 1981. (5)

    (5) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (5)

    (6) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, effective January 1, 2002. (5)

    (7) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York and American General Life Companies, LLC, effective January 1, 2002. (7)

    (8) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (8)

(j) Other Material Contracts.

    (1) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of American International Life Assurance Company of New York. (9)

    (2) AIG Support Agreement between American International Life Assurance Company of New York and American International Group, Inc. (9)

(k) Legal Opinions.

    (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, American International Life Assurance Company of New York. (3)

    (2) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (10)

    (3) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (10)

(l) Actuarial Opinions.

    (1) Opinion and Consent of American International Life Assurance Company of New York's actuary. (3)

    (2) Opinion and Consent of American International Life Assurance Company of New York's actuary. (5)

(m) Calculation. None

(n) Other Opinions.

    (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o) Omitted Financial Statements. None

(p) Initial Capital Agreements. None

(q) Redeemability Exemption.

    (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (8)

(r) Powers of Attorney.

    (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (Filed herewith)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90686) of Variable Account B of American International Life Assurance Company of New York filed on October 27, 1998.

    (2) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on March 23, 1998.

    (3) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 1, 2002.

    (4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on December 28, 2001.

    (5) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on April 25, 2003.

    (6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on June 16, 2003.

    (7) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company of New York filed on April 27, 2004.

    (8) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 2, 2005.

    (9) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on August 12, 2005.

    (10) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on October 24, 2005.

Item 27. Directors and Officers of the Depositor

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Rodney O. Martin, Jr.        Director, Chairman of the Board of Directors,
2929 Allen Parkway           President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director, Chairman-Global High Net Worth,
830 Third Avenue             Corporate Markets & Domestic Institutional Profit
New York, NY 10022           Center and Chief Executive Officer-Global High
                             Net Worth, Corporate Markets & Domestic
                             Institutional Profit Center

Marion E. Fajen              Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley             Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Mary Jane Fortin             Director, Chief Financial Officer and Executive
2929 Allen Parkway           Vice President
Houston, TX 77019

Cecil C. Gamwell, III        Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes               Director
70 Pine Street
New York, NY 10270

David L. Herzog              Director
70 Pine Street
New York, NY 10270

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------- -------------------------------------------------
Richard A. Hollar            Director, Chairman-Independent Distribution
750 West Virginia Street     Profit Center, President, Chief Executive
Milwaukee, WI 53204          Officer-Independent Distribution Profit Center
                             and Chief Executive Officer-Life Brokerage Profit
                             Center

John I. Howell               Director
Indian Rock Corp.
263 Glenville Rd., 2nd Floor
Greenwich, CT 06831

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director, Executive Vice President and Chief
2929 Allen Parkway           Administrative Officer
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley             Director, President and Chief Executive
2929 Allen Parkway           Officer-Group Benefits & Financial Institutions
Houston, TX 77019

Thomas L. Booker             President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President-Independent Distribution and Affluent
2929 Allen Parkway           Profit Centers
Houston, TX 77019

Lawrence J. O'Brien          President-Independent Agency Group
2727 Allen Parkway
Houston, TX 77019

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Richard C. Schuettner        President-AIG Life Brokerage Profit Center
1200 N. Mayfair Road
Milwaukee, WI 53226

James P. Steele              President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

David R. Armstrong           Executive Vice President-Group Benefits &
3600 Route 66                Financial Institutions
Neptune, NJ 07754-1580

Chris T. Calos               Executive Vice President
3600 Route 66
Neptune, NJ 07754

Dan E. Trudan                Executive Vice President-Operations, Independent
750 W. Virginia Street       Distribution Profit Center
Milwaukee, WI 53204

Steven D. Anderson           Senior Vice President-Independent Distribution
2929 Allen Parkway           Profit Center and Chief Financial
Houston, TX 77019            Officer-Independent Distribution Profit Center

Erik A. Baden                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Jeffrey H. Carlson           Senior Vice President and Chief Information
2727-A Allen Parkway         Officer
Houston, TX 77019

James A. Galli               Senior Vice President and Chief Business
830 Third Avenue             Development Officer
New York, NY 10022

Robert M. Goldbloom          Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding         Senior Vice President and Chief Underwriting
830 Third Avenue             Officer
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Frank A. Kophamel            Senior Vice President and Chief Financial
3600 Route 66                Officer-Group Benefits and Financial Institutions
Neptune, NJ 07754

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

William J. Packer            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Barry Pelleterri             Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele             Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael W. Witwer            Senior Vice President
3600 Route 66
Neptune, NJ 07754

Steven E. Zimmerman          Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady               Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman         Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

Robert W. Busby              Vice President
3600 Route 66
Neptune, NJ 07754-1580

David W. Butterfield         Vice President
3600 Route 66
Neptune, NJ 07754

Joseph S. Cella              Vice President
70 Pine Street
New York, NY 10270

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Mark E. Childs               Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack           Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Donna F. Fahey               Vice President
3600 Route 66
Neptune, NJ 07754-1580

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick         Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer               Vice President
1 Chase Manhattan Plaza
New York, NY 10005

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Neal C. Hasty                Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Keith C. Honig               Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Karen M. Isaacs              Vice President
3600 Route 66
Neptune, NJ 07754

David S. Jorgensen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Gary J. Kleinman             Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Randy J. Marash              Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                Vice President, Real Estate Investment Officer
2929 Allen Parkway           and Assistant Secretary
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727-A Allen Parkway
Houston, TX 77019

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Richard A. Mercante          Vice President
175 Water Street
New York, NY 10038

Deanna D. Osmonson           Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer
2929 Allen Parkway           and Assistant Secretary
Houston, TX 77019

Kirsten M. Pedersen          Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel             Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Walter J. Rudecki, Jr.       Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather            Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott             Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

                             Positions and Offices with Depositor
Name and Principal           American International Life Assurance Company
Business Address             of New York
---------------------------  -------------------------------------------------
Tom L. Scott                 Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Veronica Torralba            Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Ronald J. Williams           Vice President
3600 Route 66
Neptune, NJ 07754

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                               Percentage
                                                                               of Voting
                                                                               Securities
                                                              Jurisdiction of Owned by its
                                                               Incorporation   Immediate
                                                              or Organization Parent/(2)/
                                                              --------------- ------------
American International Group, Inc./(1)/......................       Delaware          /(3)/
   AIG Aviation, Inc.........................................        Georgia       100
   AIG Bulgaria Insurance and Reinsurance Company EAD........       Bulgaria       100
   AIG Capital Corporation...................................       Delaware       100
       AIG Consumer Finance Group, Inc.......................       Delaware       100
          AIG Bank Polska S.A................................         Poland     97.23
          AIG Credit S.A.....................................         Poland        80
          Compania Financiera Argentina S.A..................      Argentina      92.7
       AIG Finance Holdings, Inc.............................       New York       100
          AIG Finance (Hong Kong) Limited....................      Hong Kong       100
       AIG Global Asset Management Holdings Corp.............       Delaware       100
          AIG Asset Management Services, Inc.................       Delaware       100
              Brazos Capital Management, L.P.................       Delaware        92
          AIG Capital Partners, Inc..........................       Delaware       100
          AIG Equity Sales Corp..............................       New York       100
          AIG Global Investment Corp.........................     New Jersey       100
       International Lease Finance Corporation...............     California     64.85/(4)/
       AIG Global Real Estate Investment Corp................       Delaware       100
   AIG Credit Corp...........................................       Delaware       100
       A.I. Credit Corp......................................  New Hampshire       100
       Imperial Premium Finance, Inc.........................     California       100
       Imperial Premium Finance, Inc.........................       Delaware       100
   AIG Egypt Insurance Company, S.A.E........................          Egypt     89.98
   AIG Federal Savings Bank..................................       Delaware       100
   AIG Financial Advisor Services, Inc.......................       Delaware       100
       AIG Financial Advisor Services (Europe), S.A..........     Luxembourg       100
   AIG Financial Products Corp...............................       Delaware       100
       AIG Matched Funding Corp..............................       Delaware       100
       Banque AIG............................................         France        90/(5)/
   AIG Funding, Inc..........................................       Delaware       100
   AIG Global Trade & Political Risk Insurance Company.......     New Jersey       100
   A.I.G. Golden Insurance Ltd...............................         Israel     50.01
   AIG Life Insurance Company................................       Delaware        79/(6)/
   AIG Life Insurance Company of Canada......................         Canada       100
   AIG Life Insurance Company of Puerto Rico.................    Puerto Rico       100
   AIG Liquidity Corp........................................       Delaware       100
   AIG Marketing, Inc........................................       Delaware       100
   AIG Memsa, Inc............................................       Delaware       100/(7)/
       Tata AIG General Insurance Company Limited............          India        26
   AIG Private Bank Ltd......................................    Switzerland       100
   AIG Retirement Services, Inc..............................       Delaware       100/(8)/
       SunAmerica Life Insurance Company.....................        Arizona       100
          SunAmerica Investments, Inc........................        Georgia        70/(9)/
              AIG Advisor Group, Inc.........................       Maryland       100
                 Advantage Capital Corporation...............       New York       100

                              SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                               of Voting
                                                                                               Securities
                                                                              Jurisdiction of Owned by its
                                                                               Incorporation   Immediate
                                                                              or Organization Parent/(2)/
                                                                              --------------- ------------
                 FSC Securities Corporation..................................       Delaware       100
                 Royal Alliance Associates, Inc..............................       Delaware       100
                 Sentra Securities Corporation...............................     California       100
                 Spelman & Co., Inc..........................................     California       100
                 SunAmerica Securities, Inc..................................       Delaware       100
              AIG SunAmerica Life Assurance Company..........................        Arizona       100/(10)/
                 AIG SunAmerica Asset Management Corp........................       Delaware       100
                     AIG SunAmerica Capital Services. Inc....................       Delaware       100
              First SunAmerica Life Insurance Company........................       New York       100
   AIG Risk Management, Inc..................................................       New York       100
   AIG Technologies, Inc.....................................................  New Hampshire       100
   AIGTI, Inc................................................................       Delaware       100
   AIG Trading Group Inc.....................................................       Delaware       100
       AIG International, Inc................................................       Delaware       100
   AIU Insurance Company.....................................................       New York        52/(11)/
   AIU North America, Inc....................................................       New York       100
   American General Corporation..............................................          Texas       100
       American General Bancassurance Services, Inc..........................       Illinois       100
       AGC Life Insurance Company............................................       Missouri       100
          AIG Assurance Canada...............................................         Canada       100/(7)/
          AIG Life of Bermuda, Ltd...........................................        Bermuda       100
          American General Life and Accident Insurance
            Company..........................................................      Tennessee       100
          American General Life Insurance Company............................          Texas       100
              American General Annuity Service Corporation...................          Texas       100
              AIG Enterprise Services, LLC...................................       Delaware       100
              American General Equity Services Corporation...................       Delaware       100
              American General Life Companies, LLC...........................       Delaware       100
              The Variable Annuity Life Insurance Company....................          Texas       100
                 VALIC Retirement Services Company...........................          Texas       100
                 VALIC Trust Company.........................................          Texas       100
          American General Property Insurance Company........................      Tennessee     51.85/(12)/
              American General Property Insurance Company
                of Florida...................................................        Florida       100
          AIG Annuity Insurance Company......................................          Texas       100
          The United States Life Insurance Company in the
            City of New York.................................................       New York       100
       American General Finance, Inc.........................................        Indiana       100
          American General Auto Finance, Inc.................................       Delaware       100
          American General Finance Corporation...............................        Indiana       100
              MorEquity, Inc.................................................         Nevada       100
                 Wilmington Finance, Inc.....................................       Delaware       100
              Merit Life Insurance Co........................................        Indiana       100
              Yosemite Insurance Company.....................................        Indiana       100
                 CommoLoCo, Inc..............................................    Puerto Rico       100
          American General Financial Services of Alabama,
            Inc..............................................................        Alabama       100
       American General Investment Management Corporation....................       Delaware       100
       American General Realty Investment Corporation........................          Texas       100

                              SUBSIDIARIES OF AIG

                                                                                     Percentage
                                                                                     of Voting
                                                                                     Securities
                                                                    Jurisdiction of Owned by its
                                                                     Incorporation   Immediate
                                                                    or Organization Parent/(2)/
                                                                    --------------- ------------
       American General Assurance Company..........................       Illinois       100
          American General Indemnity Company.......................       Illinois       100
          USLIFE Credit Life Insurance Company of Arizona..........        Arizona       100
       Knickerbocker Corporation...................................          Texas       100
   American Home Assurance Company.................................       New York       100
       AIG Domestic Claims, Inc....................................       Delaware        50/(13)/
       AIG Hawaii Insurance Company, Inc...........................         Hawaii       100
          American Pacific Insurance Company, Inc..................         Hawaii       100
       American International Insurance Company....................       New York       100
          American International Insurance Company of
            California, Inc........................................     California       100
          American International Insurance Company of New
            Jersey.................................................     New Jersey       100
          Minnesota Insurance Company..............................      Minnesota       100
       American International Realty Corp..........................       Delaware      31.5/(14)/
       Pine Street Real Estate Holdings Corp.......................  New Hampshire     31.47/(14)/
       Transatlantic Holdings, Inc.................................       Delaware     33.45/(15)/
          Transatlantic Reinsurance Company........................       New York       100
              Putnam Reinsurance Company...........................       New York       100
              Trans Re Zurich......................................    Switzerland       100
   American International Insurance Company of Delaware............       Delaware       100
   American International Life Assurance Company of New York.......       New York     77.52/(16)/
   American International Reinsurance Company, Ltd.................        Bermuda       100
       AIG Edison Life Insurance Company...........................          Japan        90/(17)/
       American International Assurance Company, Limited...........      Hong Kong       100
       American International Assurance Company (Australia)
         Limited...................................................      Australia       100
       American International Assurance Company (Bermuda)
         Limited...................................................        Bermuda       100
          American International Assurance Co. (Vietnam)
            Limited................................................        Vietnam       100
          Tata AIG Life Insurance Company Limited..................          India        26
       Nan Shan Life Insurance Company, Ltd........................         Taiwan        95
   American International Underwriters Corporation.................       New York       100
   American International Underwriters Overseas, Ltd...............        Bermuda       100
       AIG Europe (Ireland) Limited................................        Ireland       100
       AIG Europe (U.K.) Limited...................................        England       100
       AIG Brasil Companhia de Seguros.............................         Brazil        50
       Universal Insurance Co., Ltd................................       Thailand       100
       La Seguridad de Centroamerica, Compania de Seguros
         S.A.......................................................      Guatemala       100
       La Meridional Compania Argentina de Seguros.................      Argentina       100
       American International Insurance Company of Puerto
         Rico......................................................    Puerto Rico       100
       A.I.G. Colombia Seguros Generales S.A.......................       Colombia       100
       American International Underwriters GmBH....................        Germany       100
       Underwriters Adjustment Company, Inc........................         Panama       100
   American Life Insurance Company.................................       Delaware       100
       AIG Life (Bulgaria) Z.D. A.D................................       Bulgaria       100
       ALICO, S.A..................................................         France       100
       First American Polish Life Insurance and Reinsurance
         Company, S.A..............................................         Poland       100
       Inversiones Interamericana S.A. (Chile).....................          Chile       100

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                           Jurisdiction of Owned by its
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(2)/
                                                                           --------------- ------------
          Pharaonic American Life Insurance Company.......................         Egypt      71.63
          Unibanco AIG Seguros S.A........................................        Brazil      47.81/(18)/
       AIG Life Insurance Company (Switzerland) Ltd.......................   Switzerland        100
       American Security Life Insurance Company, Ltd......................  Lichtenstein        100
       Birmingham Fire Insurance Company of Pennsylvania..................  Pennsylvania        100
       China America Insurance Company, Ltd...............................      Delaware         50
       Commerce and Industry Insurance Company............................      New York        100
       Commerce and Industry Insurance Company of Canada..................       Ontario        100
       Delaware American Life Insurance Company...........................      Delaware        100
       Hawaii Insurance Consultants, Ltd..................................        Hawaii        100
       HSB Group, Inc.....................................................      Delaware        100
          The Hartford Steam Boiler Inspection and
            Insurance Company.............................................   Connecticut        100
              The Hartford Steam Boiler Inspection and
                Insurance Company of Connecticut..........................   Connecticut        100
              HSB Engineering Insurance Limited...........................       England        100
                 The Boiler Inspection and Insurance
                   Company of Canada......................................        Canada        100
       The Insurance Company of the State of Pennsylvania.................  Pennsylvania        100
       Landmark Insurance Company.........................................    California        100
       Mt. Mansfield Company, Inc.........................................       Vermont        100
       National Union Fire Insurance Company of Pittsburgh,
         Pa...............................................................  Pennsylvania        100
          American International Specialty Lines Insurance
            Company.......................................................        Alaska         70/(19)/
          Lexington Insurance Company.....................................      Delaware         70/(19)/
              AIG Centennial Insurance Company............................  Pennsylvania        100
                 AIG Premier Insurance Company............................  Pennsylvania        100
                     AIG Indemnity Insurance Company......................  Pennsylvania        100
                 AIG Preferred Insurance Company..........................  Pennsylvania        100
                 AIG Auto Insurance Company of New Jersey.................    New Jersey        100
              JI Accident & Fire Insurance Co. Ltd........................         Japan         50
          National Union Fire Insurance Company of Louisiana..............     Louisiana        100
          National Union Fire Insurance Company of Vermont................       Vermont        100
          21st Century Insurance Group....................................    California      33.03/(20)/
              21st Century Insurance Company..............................    California        100
              21st Century Casualty Company...............................    California        100
              21st Century Insurance Company of the
                Southwest.................................................         Texas        100
          Starr Excess Liability Insurance Company, Ltd...................      Delaware        100
              Starr Excess Liability Insurance
                International Ltd.........................................       Ireland        100
       NHIG Holding Corp..................................................      Delaware        100
          Audubon Insurance Company.......................................     Louisiana        100
              Audubon Indemnity Company...................................   Mississippi        100
              Agency Management Corporation...............................     Louisiana        100
                 The Gulf Agency, Inc.....................................       Alabama        100
          New Hampshire Insurance Company.................................  Pennsylvania        100
              AIG Europe, S.A.............................................        France           /(21)/
              AI Network Corporation......................................      Delaware        100
              American International Pacific Insurance
                Company...................................................      Colorado        100
              American International South Insurance Company..............  Pennsylvania        100

                              SUBSIDIARIES OF AIG

                                                                                     Percentage
                                                                                     of Voting
                                                                                     Securities
                                                                    Jurisdiction of Owned by its
                                                                     Incorporation   Immediate
                                                                    or Organization Parent/(2)/
                                                                    --------------- ------------
          Granite State Insurance Company..........................   Pennsylvania       100
          New Hampshire Indemnity Company, Inc.....................   Pennsylvania       100
              AIG National Insurance Company, Inc..................       New York       100
          Illinois National Insurance Co...........................       Illinois       100
          New Hampshire Insurance Services, Inc....................  New Hampshire       100
       AIG Star Life Insurance Co., Ltd............................          Japan       100
   The Philippine American Life and General Insurance
     Company.......................................................    Philippines     99.78
       Pacific Union Assurance Company.............................     California       100
       Philam Equitable Life Assurance Company, Inc................    Philippines     95.31
       Philam Insurance Company, Inc...............................    Philippines       100
   Risk Specialist Companies, Inc..................................       Delaware       100
   United Guaranty Corporation..................................... North Carolina     36.3l/(22)/
       United Guaranty Insurance Company........................... North Carolina       100
       United Guaranty Mortgage Insurance Company.................. North Carolina       100
       United Guaranty Mortgage Insurance Company of North
         Carolina.................................................. North Carolina       100
       United Guaranty Partners Insurance Company..................        Vermont        80
       United Guaranty Residential Insurance Company of
         North Carolina............................................ North Carolina       100
       United Guaranty Residential Insurance Company............... North Carolina     75.03/(23)/
          United Guaranty Commercial Insurance Company of
            North Carolina......................................... North Carolina       100
          United Guaranty Mortgage Indemnity Company............... North Carolina       100
          United Guaranty Credit Insurance Company................. North Carolina       100
       United Guaranty Services, Inc............................... North Carolina       100

--------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)    Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
       2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)    Also owned 10 percent by AIG Matched Funding Corp.
(6)    Also owned 21 percent by Commerce and Industry Insurance Company.
(7)    Indirect wholly-owned subsidiary.
(8)    Formerly known as AIG SunAmerica Inc.
(9)    Also owned 30 percent by AIG Retirement Services, Inc.
(10)   Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13)   Also owned 50 percent by The Insurance Company of the State of
       Pennsylvania.
(14)   Also owned by 11 other AIG subsidiaries.
(15)   Also owned 25.95 percent by AIG.

(16)   Also owned 22.48 percent by American Home Assurance Company.
(17)   Also owned ten percent by a subsidiary of American Life Insurance
       Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20)   Also owned 16.85 percent by American Home Assurance Company,
       6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21)   100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
       0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American International Life Assurance Company of New York (Depositor).

Item 29. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American International Life Assurance Company of New York

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account A of American International Life Assurance Company of New York, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American International Life Assurance Company of New York affiliates.

(b)Management.

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President, Chief Compliance Officer and
2727 Allen Parkway           Anti-Money Laundering Compliance Officer
Houston, TX 77019

Tammie L. Willy              Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

T. Clay Spires               Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker                 Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                          Net        Compensation on
                     Underwriting  Events Occasioning
Name of Principal    Discounts and the Deduction of a   Brokerage     Other
Underwriter           Commissions  Deferred Sales Load Commissions Compensation
-----------------    ------------- ------------------- ----------- ------------
American General           0                0               0           0
Equity Services
Corporation

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32.Management Services Inapplicable

Item 33. Fee Representation

American International Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American International Life Assurance Company of New York.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of National Union in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of National Union, free of charge upon a policy owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account B of American International Life Assurance Company of New York, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 23rd day of March, 2006.

                                                  VARIABLE ACCOUNT B OF
                                                  AMERICAN INTERNATIONAL LIFE
                                                  ASSURANCE COMPANY OF NEW YORK
                                                  (Registrant)

                                              BY: AMERICAN INTERNATIONAL LIFE
                                                  ASSURANCE COMPANY OF NEW YORK
                                                  (On behalf of the Registrant
                                                  and itself)

                                              BY: ROBERT F. HERBERT, JR.
                                                  -----------------------------
                                                  ROBERT F. HERBERT, JR.
                                                  SENIOR VICE PRESIDENT,
                                                  TREASURER AND COMPTROLLER

                                    AIL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----
RODNEY O. MARTIN, JR.                  Director, Chairman,       March 23, 2006
-------------------------------        President and Chief
RODNEY O. MARTIN, JR.                  Executive Officer

MARY JANE FORTIN                       Director, Chief           March 23, 2006
-------------------------------        Financial Officer and
MARY JANE FORTIN                       Executive Vice President

M. BERNARD AIDINOFF                    Director                  March 23, 2006
-------------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                         Director                  March 23, 2006
-------------------------------
DAVID J. DIETZ

MARION E. FAJEN                        Director                  March 23, 2006
-------------------------------
MARION E. FAJEN

PATRICK J. FOLEY                       Director                  March 23, 2006
-------------------------------
PATRICK J. FOLEY

CECIL C. GAMWELL III                   Director                  March 23, 2006
-------------------------------
CECIL C. GAMWELL III

                                    AIL - 2

Signature                              Title                     Date
---------                              -----                     ----
JACK R. HARNES                         Director                  March 23, 2006
-------------------------------
JACK R. HARNES

DAVID L. HERZOG                        Director                  March 23, 2006
-------------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                      Director                  March 23, 2006
-------------------------------
RICHARD A. HOLLAR

JOHN I. HOWELL                         Director                  March 23, 2006
-------------------------------
JOHN I. HOWELL

ERNEST T. PATRIKIS                     Director                  March 23, 2006
-------------------------------
ERNEST T. PATRIKIS

GARY D. REDDICK                        Director                  March 23, 2006
-------------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                   Director                  March 23, 2006
-------------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                       Director                  March 23, 2006
-------------------------------
JAMES W. WEAKLEY

                                    AIL - 3

                                                                      333-48457
                                                                   811-04865-01

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 23rd day of March, 2006.

                                              NATIONAL UNION FIRE INSURANCE
                                              COMPANY OFPITTSBURGH, PA.

                                              BY: ROBERT S. SCHIMEK
                                                  -----------------------------
                                                  ROBERT S. SCHIMEK
                                                  SENIOR VICE PRESIDENT AND
                                                  TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----
*KRISTIAN P. MOOR                      Director and Chairman     March 23, 2006
-------------------------------
KRISTIAN P. MOOR

*JOHN W. KEOGH                         Director, President and   March 23, 2006
-------------------------------        Chief Executive Officer
JOHN W. KEOGH

*ROBERT S. SCHIMEK                     Director, Senior Vice     March 23, 2006
-------------------------------        President and Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF                   Director                  March 23, 2006
-------------------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER                   Director                  March 23, 2006
-------------------------------
STEVEN J. BENSINGER

*CHARLES H. DANGELO                    Director                  March 23, 2006
-------------------------------
CHARLES H. DANGELO

*DAVID L. HERZOG                       Director                  March 23, 2006
-------------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS                       Director                  March 23, 2006
-------------------------------
ROBERT E. LEWIS

Signature                              Title                     Date
---------                              -----                     ----
*WIN J. NEUGER                         Director                  March 23, 2006
-------------------------------
WIN J. NEUGER

*ERNEST T. PATRIKIS                    Director                  March 23, 2006
-------------------------------
ERNEST T. PATRIKIS

*ROBERT M. SANDLER                     Director                  March 23, 2006
-------------------------------
ROBERT M. SANDLER

*NICHOLAS S. TYLER                     Director                  March 23, 2006
-------------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH                     Director                  March 23, 2006
-------------------------------
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      ----------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit (r)(1) to the
      Registration Statement)

                                 EXHIBIT INDEX

Item 26. Exhibits

      (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

      (r)(1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa.

                                      E-1